EMPOWER FUNDS, INC.
("Empower Funds")
Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund
Institutional Class Ticker / MXEDX	Institutional Class Ticker / MXEGX
Investor Class Ticker / MXEWX	Investor Class Ticker / MXEYX
Empower Core Strategies: International Equity Fund	Empower Core Strategies: U.S. Equity Fund
Institutional Class Ticker / MXECX	Institutional Class Ticker / MXEBX
Investor Class Ticker / MXEVX	Investor Class Ticker / MXETX

(the "Fund(s)")
Quarterly Holdings Report

September 30, 2024
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 11.24%
	Aaset Trust(b)
	Series 2021-1A Class A
$ 521,011	2.95%, 11/16/2041	$ 484,893
	Series 2021-2A Class A
725,670	2.80%, 01/15/2047	664,267
	Affirm Asset Securitization Trust(b)
	Series 2024-A Class 1D
105,000	6.89%, 02/15/2029	106,404
	Series 2024-A Class B
660,000	5.93%, 02/15/2029	673,008
	American Credit Acceptance Receivables Trust(b)
	Series 2021-4A Class D
836,395	1.82%, 02/14/2028	828,742
	Series 2022-4 Class C
127,546	7.86%, 02/15/2029	128,476
	Series 2023-3 Class C
1,170,000	6.44%, 10/12/2029	1,189,020
	Series 2023-4 Class D
900,000	7.65%, 09/12/2030	949,481
	AmeriCredit Automobile Receivables Trust
	Series 2020-3 Class D
120,000	1.49%, 09/18/2026	117,659
	Series 2023-2 Class C
1,500,000	6.00%, 07/18/2029	1,558,505
3,400,000	Apidos XXXVII(b)(c) Series 2021-37A Class B 7.14%, 10/22/2034 3-mo. SOFR + 1.86%	3,404,593
	Aqua Finance Trust(b)
	Series 2019-A Class C
265,923	4.01%, 07/16/2040	257,406
	Series 2021-A Class B
210,000	2.40%, 07/17/2046	181,270
3,850,000	Ares LXII Ltd(b)(c) Series 2021-62A Class B 7.20%, 01/25/2034 3-mo. SOFR + 1.91%	3,853,403
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	420,810
	Series 2023-8A Class C
275,000	7.34%, 02/20/2030	291,301
	Series 2024-1A Class C
150,000	6.48%, 06/20/2030	154,681
	BHG Securitization Trust(b)
	Series 2023-B Class B
780,000	7.45%, 12/17/2036	824,424
	Series 2024-1CON Class B
385,000	6.49%, 04/17/2035	396,669
	Series 2024-1CON Class C
105,000	6.86%, 04/17/2035	108,543
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,335,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 6.58%, 10/22/2037 3-mo. SOFR + 1.40%	$ 1,333,196
2,900,000	BlueMountain XXXIII Ltd(b)(c) Series 2021-33A Class B 7.09%, 11/20/2034 3-mo. SOFR + 1.96%	2,904,547
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
2,035,000	7.84%, 08/15/2029	2,163,091
	Series 2024-2 Class D
1,430,000	6.30%, 02/15/2030	1,477,333
617,645	Business Jet Securities LLC(b) Series 2024-2 Class D 6.20%, 05/15/2039	636,632
399,300	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	372,278
2,000,000	Carlyle Global Market Strategies Ltd(b)(c) Series 2021-3SA Class A2 7.06%, 04/15/2034 3-mo. SOFR + 1.76%	2,000,566
	CarMax Auto Owner Trust
	Series 2020-4 Class D
250,000	1.75%, 04/15/2027	248,103
	Series 2021-1 Class D
500,000	1.28%, 07/15/2027	490,543
	Series 2022-1 Class D
300,000	2.47%, 07/17/2028	289,900
	Series 2023-4 Class D
300,000	7.16%, 04/15/2030	317,620
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	102,603
	Carvana Auto Receivables Trust
	Series 2021-N3 Class C
87,536	1.02%, 06/12/2028	83,834
	Series 2021-N4 Class C
52,591	1.72%, 09/11/2028	50,488
	Series 2021-N4 Class D
266,183	2.30%, 09/11/2028	258,947
	Series 2023-N1 Class D
2,430,000	6.69%, 07/10/2029(b)	2,490,066
	Series 2023-N4 Class D
200,000	7.22%, 02/11/2030(b)	209,633
	Series 2024-N1 Class D
200,000	6.30%, 05/10/2030(b)	205,758
	Series 2024-N3 Class D
400,000	5.38%, 12/10/2030(b)	399,453
	Series 2024-N3 Class E
1,285,000	7.66%, 04/12/2032(b)	1,283,063
	Castlelake Aircraft Securitization Trust(b)
	Series 2018-1 Class B
641,918	5.30%, 06/15/2043	513,538

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-1A Class A
$ 257,181	3.97%, 04/15/2039	$ 235,348
896,082	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	904,387
406,771	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	370,841
27,347	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	24,193
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.76%, 05/15/2052(d)	571,667
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	132,907
	Series 2021-2 Class C
320,000	2.48%, 07/15/2054	271,492
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	190,088
	Credit Acceptance Auto Loan Trust(b)
	Series 2021-3A Class C
219,157	1.63%, 09/16/2030	218,248
	Series 2021-4 Class C
2,453,000	1.94%, 02/18/2031	2,406,589
	Series 2024-1A Class C
325,000	6.71%, 07/17/2034	337,140
	Series 2024-2A Class C
350,000	6.70%, 10/16/2034	362,888
	Series 2024-3A Class C
280,000	5.39%, 01/16/2035	280,196
1,587,217	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,554,517
	DT Auto Owner Trust(b)
	Series 2021-1A Class D
796,600	1.16%, 11/16/2026	785,098
	Series 2021-2A Class D
2,418,240	1.50%, 02/16/2027	2,381,453
	Series 2021-3A Class D
1,515,000	1.31%, 05/17/2027	1,471,382
	Series 2021-4A Class D
790,000	1.99%, 09/15/2027	760,313
	Series 2023-3A Class B
1,990,000	6.07%, 03/15/2028	2,015,902
	Series 2023-3A Class D
845,000	7.12%, 05/15/2029	882,320
38,720	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	36,416
63,817	ELFI Graduate Loan Program LLC(b)(d) Series 2021-A Class B 2.09%, 12/26/2046	53,725
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 627,492	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	$ 632,708
	Exeter Automobile Receivables Trust
	Series 2021-1A Class D
215,112	1.08%, 11/16/2026	211,853
	Series 2021-3A Class D
2,590,000	1.55%, 06/15/2027	2,507,559
	Series 2022-2A Class D
200,000	4.56%, 07/17/2028	198,966
	Series 2022-6A Class C
330,000	6.32%, 05/15/2028	333,892
	Series 2023-2A Class D
680,000	6.32%, 08/15/2029	698,496
	Series 2023-3A Class D
340,000	6.68%, 04/16/2029	351,783
	Series 2023-5A Class D
1,320,000	7.13%, 02/15/2030	1,390,307
	Series 2024-5A Class D
400,000	5.06%, 02/18/2031	399,039
	First Investors Auto Owner Trust(b)
	Series 2021-1A Class D
415,000	1.62%, 03/15/2027	408,606
	Series 2022-1A Class D
400,000	3.79%, 06/15/2028	391,149
	Series 2022-2A Class D
420,000	8.71%, 10/16/2028	445,489
	FirstKey Homes Trust(b)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	986,776
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	505,429
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	336,413
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	209,880
	Series 2022-SFR2 Class D
635,000	4.50%, 07/17/2039	619,497
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
5,397	2.86%, 12/15/2025	5,391
	Series 2019-4 Class D
2,788	3.12%, 01/15/2026	2,777
	Series 2020-1 Class D
6,567	2.48%, 03/16/2026	6,519
	Series 2020-4 Class D
190,000	2.18%, 02/16/2027	185,932
	Series 2021-1 Class D
255,000	1.27%, 03/15/2027	245,729
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	294,105
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	448,871

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 496,250	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	$ 534,273
450,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	463,233
1,380,000	Fortiva Retail Credit Master Note Business Trust(b) Series 2024-ONE Class B 9.70%, 11/15/2029	1,380,000
255,000	Foundation Finance Trust(b) Series 2023-2A Class B 6.97%, 06/15/2049	264,254
360,000	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	355,334
	Freedom Financial Trust(b)
	Series 2021-2 Class C
874	1.94%, 06/19/2028	873
	Series 2021-3FP Class D
273,838	2.37%, 11/20/2028	269,704
	Series 2022-1FP Class D
362,275	3.35%, 03/19/2029	357,869
	Frontier Issuer LLC(b)
	Series 2023-1 Class A2
1,880,000	6.60%, 08/20/2053	1,932,131
	Series 2023-1 Class C
200,000	11.50%, 08/20/2053	216,066
	Series 2024-1 Class C
1,655,000	11.16%, 06/20/2054	1,897,461
	GLS Auto Receivables Issuer Trust(b)
	Series 2021-1A Class D
653,630	1.68%, 01/15/2027	645,350
	Series 2021-4A Class D
1,185,000	2.48%, 10/15/2027	1,149,042
	Series 2023-2A Class D
520,000	6.31%, 03/15/2029	533,513
	Series 2023-4A Class D
595,000	7.18%, 08/15/2029	627,470
	Series 2024-1A Class D
400,000	5.95%, 12/17/2029	410,980
	Series 2024-2A Class D
370,000	6.19%, 02/15/2030	382,380
	GLS Auto Select Receivables Trust(b)
	Series 2024-1A Class D
50,000	6.43%, 01/15/2031	51,869
	Series 2024-2A Class C
155,000	5.93%, 06/17/2030	160,362
	Hardee's Funding LLC(b)
	Series 2021-1A Class A2
290,250	2.87%, 06/20/2051	259,490
	Series 2024-1A Class A2
318,400	7.25%, 03/20/2054	329,064
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class D
1,704,000	4.85%, 06/25/2026	1,672,101
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-1A Class D2
$ 420,000	9.13%, 06/25/2027	$ 423,745
900,000	Hertz Vehicle Financing LLC(b) Series 2022-4A Class D 6.56%, 09/25/2026	887,504
97,018	Hilton Grand Vacations Trust(b) Series 2024-1B Class C 6.62%, 09/15/2039	98,838
158,940	HIN Timeshare Trust(b) Series 2024-A Class A 5.49%, 03/15/2043	162,348
	Home Partners of America Trust(b)
	Series 2021-1 Class E
84,330	2.58%, 09/17/2041	71,927
	Series 2021-2 Class E1
1,268,375	2.85%, 12/17/2026	1,188,485
	Series 2021-2 Class E2
610,165	2.95%, 12/17/2026	570,617
	HPEFS Equipment Trust(b)
	Series 2022-1A Class D
420,000	2.40%, 11/20/2029	413,055
	Series 2023-2A Class D
255,000	6.97%, 07/21/2031	263,253
2,550,000	HPS Loan Management Ltd(b)(c) Series 15A-2019 Class A1R 6.60%, 01/22/2035 3-mo. SOFR + 1.32%	2,551,221
482,500	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	473,730
1,298,324	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	1,253,039
25,714	JPMorgan Chase Bank NA(b) Series 2021-3 Class D 1.01%, 02/26/2029	25,375
2,250,000	KKR Ltd(b)(c) Series 31A Class B 7.04%, 04/20/2034 3-mo. SOFR + 1.76%	2,251,267
	LAD Auto Receivables Trust(b)
	Series 2023-4A Class C
260,000	6.76%, 03/15/2029	271,046
	Series 2023-4A Class D
145,000	7.37%, 04/15/2031	153,431
	Series 2024-1A Class B
100,000	5.33%, 02/15/2029	101,615
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	101,880
223,593	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	207,059

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 844,839	Lunar Structured Aircraft Portfolio Notes(b) Series 2021-1 Class A 2.64%, 10/15/2046	$ 773,560
536,273	MAPS Ltd(b) Series 2021-1A Class A 2.52%, 06/15/2046	499,790
2,250,000	Marathon Ltd(b)(c) Series 2021-16A Class A2 7.26%, 04/15/2034 3-mo. SOFR + 1.96%	2,216,108
130,000	Mariner Finance Issuance Trust(b) Series 2024-AA Class D 6.77%, 09/22/2036	132,888
	Marlette Funding Trust(b)
	Series 2021-2A Class C
6,565	1.50%, 09/15/2031	6,556
	Series 2021-3A Class C
237,202	1.81%, 12/15/2031	233,549
	Series 2024-1A Class B
175,000	6.07%, 07/17/2034	178,581
525,000	Merchants Fleet Funding LLC(b) Series 2023-1A Class D 8.20%, 05/20/2036	541,099
1,075,000	Mercury Financial Credit Card Master Trust(b) Series 2024-2A Class A 6.56%, 07/20/2029	1,095,463
160,000	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	164,934
	Mission Lane Credit Card Master Trust(b)
	Series 2023-B Class A
840,000	7.69%, 11/15/2028	852,305
	Series 2024-A Class B
620,000	6.59%, 08/15/2029	626,707
210,931	Mosaic Solar Loan Trust(b) Series 2024-1 Class B 6.25%, 09/20/2049	209,719
	MVW Owner Trust(b)
	Series 2019-1A Class C
12,956	3.33%, 11/20/2036	12,722
	Series 2021-1WA Class C
314,350	1.94%, 01/22/2041	298,169
	Series 2021-2A Class C
602,208	2.23%, 05/20/2039	565,712
	Navient Private Education Refi Loan Trust(b)
	Series 2020-HA Class A
32,627	1.31%, 01/15/2069	30,570
	Series 2021-A Class A
244,243	0.84%, 05/15/2069	221,928
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	565,792
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	169,319
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-FA Class B
$ 505,000	2.12%, 02/18/2070	$ 357,601
560,000	Navient Student Loan Trust(b) Series 2023-BA Class B 7.23%, 03/15/2072	601,610
1,314,577	Navigator Aircraft Ltd(b)(e) Series 2021-1 Class A 2.77%, 11/15/2046	1,215,568
	Nelnet Student Loan Trust(b)
	Series 2021-BA Class B
370,000	2.68%, 04/20/2062	320,242
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	165,210
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	83,337
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class B
178,481	3.89%, 03/14/2033	178,022
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	315,295
	Series 2022-S1 Class D
770,000	5.20%, 05/14/2035	761,138
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
1,795,000	6.92%, 07/15/2037 3-mo. SOFR + 1.60%	1,796,608
	Series 1A Class B1
1,270,000	7.47%, 07/15/2037 3-mo. SOFR + 2.15%	1,281,020
310,612	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	318,574
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
561,975	3.86%, 12/05/2049	528,050
	Series 2022-1A Class A2I
48,750	3.25%, 12/05/2051	46,920
	Series 2022-1A Class A2II
97,500	4.01%, 12/05/2051	91,505
	Series 2024-1A Class A2I
1,700,000	5.77%, 06/05/2054	1,738,634
	Prestige Auto Receivables Trust(b)
	Series 2020-1A Class E
330,000	3.67%, 02/15/2028	328,471
	Series 2022-1A Class D
1,235,000	8.08%, 08/15/2028	1,280,607
	Series 2023-2A Class D
200,000	7.71%, 08/15/2029	211,206
	Progress Residential Trust(b)
	Series 2021-SFR2 Class E1
465,000	2.55%, 04/19/2038	448,117
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	158,416

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR3 Class E2
$ 140,000	2.69%, 05/17/2026	$ 134,292
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	94,612
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	94,471
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	218,131
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	94,520
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	285,648
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	147,186
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	330,537
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	89,276
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	151,286
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	105,283
	Series 2023-SFR2 Class B
130,000	4.50%, 10/17/2040	127,783
	Republic Finance Issuance Trust(b)
	Series 2021-A Class C
100,000	3.53%, 12/22/2031	95,837
	Series 2024-A Class A
520,000	5.91%, 08/20/2032	528,315
21,553	Santander Bank NA(b) Series 2021-1A Class B 1.83%, 12/15/2031	21,476
	Santander Drive Auto Receivables Trust
	Series 2020-3 Class D
439	1.64%, 11/16/2026	438
	Series 2020-4 Class D
8,130	1.48%, 01/15/2027	8,080
	Series 2021-3 Class D
65,551	1.33%, 09/15/2027	64,413
	Series 2021-4A Class D
1,750,000	1.67%, 10/15/2027	1,711,986
	Series 2022-5 Class C
1,100,000	4.74%, 10/16/2028	1,099,306
	Series 2023-3 Class B
1,550,000	5.61%, 07/17/2028	1,569,971
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-4 Class B
$ 1,400,000	5.77%, 12/15/2028	$ 1,428,404
	Series 2023-4 Class C
800,000	6.04%, 12/15/2031	826,501
	SBNA Auto Receivables Trust(b)
	Series 2024-A Class C
100,000	5.59%, 01/15/2030	102,766
	Series 2024-A Class D
100,000	6.04%, 04/15/2030	102,752
	SCF Equipment Leasing LLC(b)
	Series 2021-1A Class D
100,000	1.93%, 09/20/2030	97,229
	Series 2022-1A Class D
355,000	3.79%, 11/20/2031	344,029
	Series 2022-2A Class C
620,000	6.50%, 08/20/2032	643,122
	Series 2024-1A Class C
115,000	5.82%, 09/20/2032	118,648
	Series 2024-1A Class D
110,000	6.58%, 06/21/2033	113,511
900,000	SEB Funding LLC(b) Series 2024-1A Class A2 7.39%, 04/30/2054	931,991
218,063	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	208,913
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2021-1A Class C
23,094	1.79%, 11/20/2037	22,319
	Series 2023-2A Class C
121,158	7.30%, 04/20/2040	124,689
	Series 2023-3A Class C
378,461	7.12%, 09/20/2040	390,502
990,000	Signal Peak Ltd(b)(c) Series 2014-1A Class AR3 6.71%, 04/17/2034 3-mo. SOFR + 1.42%	990,582
830,000	Slam Ltd(b) Series 2024-1A Class A 5.34%, 09/15/2049	827,765
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
427,180	2.23%, 09/15/2037	408,539
	Series 2021-A Class A2A2
351,876	5.94%, 01/15/2053(c) 1-mo. SOFR + 0.84%	347,858
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	301,744
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	283,257
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	604,809
	Series 2024-A Class B
339,000	5.88%, 03/15/2056	348,290

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 130,000	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	$ 126,667
88,260	Stream Innovations Issuer Trust(b) Series 2024-1A Class A 6.27%, 07/15/2044	90,328
1,187,020	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	961,080
1,190,392	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	1,157,980
292,467	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	267,138
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,790,000	6.47%, 11/15/2027(c) 1-day SOFR + 1.40%	1,790,077
	Series 2024-1A Class B
280,000	7.29%, 11/15/2027	285,990
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
15,000	3.20%, 03/17/2038	14,579
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	92,348
	Tricon Residential Trust(b)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	189,482
	Series 2021-SFR1 Class E2
535,000	2.89%, 07/17/2038	505,250
2,250,000	Venture Ltd(b)(c) Series 2021-42A Class B 7.11%, 04/15/2034 3-mo. SOFR + 1.81%	2,247,163
	VStrong Auto Receivables Trust(b)
	Series 2024-A Class B
100,000	5.77%, 07/15/2030	102,440
	Series 2024-A Class D
100,000	7.29%, 07/15/2030	106,976
1,180,534	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	1,086,202
	Westlake Automobile Receivables Trust(b)
	Series 2021-3A Class D
600,000	2.12%, 01/15/2027	588,240
	Series 2022-1A Class D
1,700,000	3.49%, 03/15/2027	1,679,631
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-1A Class D
$ 400,000	6.79%, 11/15/2028	$ 413,624
	Series 2023-3A Class B
920,000	5.92%, 09/15/2028	933,457
	Series 2023-3A Class C
550,000	6.02%, 09/15/2028	560,766
	Series 2023-4A Class D
1,335,000	7.19%, 07/16/2029	1,396,622
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	204,269
168,410	Willis Engine Structured Trust IV(b)(e) Series 2018-A Class B 5.44%, 09/15/2043	162,893
786,045	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	712,252
1,200,000	Ziply Fiber Issuer LLC(b) Series 2024-1A Class A2 6.64%, 04/20/2054	1,236,298
TOTAL ASSET-BACKED SECURITIES — 11.24% (Cost $143,257,899)		$142,925,718
BANK LOANS
1,708,998	Asplundh Tree Expert LLC(c) 6.60%, 05/23/2031 1-mo. SOFR + 1.75%	1,709,531
777,000	Boost Newco Borrower LLC(c) 7.10%, 01/31/2031 3-mo. SOFR + 2.51%	776,445
	Carnival Corp(c)
370,525	8.00%,08/08/2027 1-mo. SOFR + 3.15%	370,834
1,311,550	8.00%,10/18/2028 1-mo. SOFR + 3.15%	1,312,206
488,775	Cedar Fair LP(c) 6.85%, 05/01/2031 1-mo. SOFR + 2.00%	487,349
438,373	Foundation Building Materials Inc(c) 9.25%, 01/29/2031 3-mo. SOFR + 4.66%	426,386
64,667	Hilton Grand Vacations(c) 7.35%, 08/02/2028 1-mo. SOFR + 2.50%	64,198
2,794,974	Hilton Grand Vacations Borrower LLC(c) 7.10%, 01/17/2031 1-mo. SOFR + 2.26%	2,771,099
1,157,005	Hilton Worldwide Finance LLC(c) 6.60%, 11/08/2030 1-mo. SOFR + 1.75%	1,155,270
395,670	HUB International Ltd(c) 8.26%, 06/20/2030 3-mo. SOFR + 3.67%	394,999

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 99,750	Light & Wonder International Inc(c) 7.33%, 04/14/2029 1-mo. SOFR + 2.48%	$ 99,376
	Resideo Funding Inc(c)
608,428	6.86%,02/11/2028 1-mo. SOFR + 2.01%	608,428
971,008	7.30%,06/13/2031 3-mo. SOFR + 2.71%	973,435
220,000	Ryan Specialty Group LLC(c) 7.10%, 09/13/2031 1-mo. SOFR + 2.25%	219,450
737,208	SBA Communications Corp(c) 6.61%, 01/27/2031 1-mo. SOFR + 1.76%	737,208
735,484	SBA Senior Finance II LLC(c) 6.85%, 01/25/2031 1-mo. SOFR + 2.00%	735,317
1,137,270	Star Parent Inc(c) 9.08%, 09/27/2030 3-mo. SOFR + 4.49%	1,104,136
2,058,587	Summit Materials LLC(c) 7.05%, 01/12/2029 3-mo. SOFR + 2.46%	2,064,837
	TransDigm Inc
194,506	7.35%,08/24/2028 3-mo. SOFR + 2.76%	194,384
194,026	7.10%,02/28/2031(c) 3-mo. SOFR + 2.51%	193,188
3,201,440	TransUnion Intermediate Holdings Inc(c) 6.60%, 06/05/2031 1-mo. SOFR + 1.75%	3,195,659
946,195	Truist Insurance Holdings LLC(c) 7.85%, 05/06/2031 3-mo. SOFR + 3.26%	943,434
1,720,687	Wyndham Hotels & Resorts Inc(c) 6.60%, 05/24/2030 1-mo. SOFR + 1.75%	1,718,652
TOTAL BANK LOANS — 1.75% (Cost $22,302,243)		$22,255,821
CORPORATE BONDS AND NOTES
Basic Materials — 1.91%
735,000	Anglo American Capital PLC(b) 5.50%, 05/02/2033	755,568
1,575,000	ArcelorMittal SA(f) 6.80%, 11/29/2032	1,756,931
650,000	Ashland Inc(b) 3.38%, 09/01/2031	577,054
215,000	Braskem Netherlands Finance BV(b) 5.88%, 01/31/2050	168,413
	Celanese US Holdings LLC
490,000	6.38%, 07/15/2032	523,868
2,780,000	6.70%, 11/15/2033(f)	3,041,504
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	First Quantum Minerals Ltd(b)
$ 400,000	6.88%, 10/15/2027	$ 395,476
1,810,000	9.38%, 03/01/2029	1,918,498
	Glencore Funding LLC(b)
3,150,000	6.38%, 10/06/2030	3,424,220
2,010,000	2.85%, 04/27/2031	1,802,158
300,000	2.63%, 09/23/2031	262,837
3,075,000	5.70%, 05/08/2033	3,231,983
5,550,000	6.50%, 10/06/2033	6,122,674
320,000	Steel Dynamics Inc 5.38%, 08/15/2034	330,263
		24,311,447
Communications — 4.87%
	CCO Holdings LLC / CCO Holdings Capital Corp
3,000	5.50%, 05/01/2026(b)	2,994
505,000	4.50%, 08/15/2030(b)	457,771
755,000	4.25%, 02/01/2031(b)	665,706
140,000	4.75%, 02/01/2032(b)	123,379
290,000	4.50%, 05/01/2032	250,749
1,830,000	4.25%, 01/15/2034(b)	1,501,076
	Charter Communications Operating LLC / Charter Communications Operating Capital
785,000	2.80%, 04/01/2031	671,765
150,000	2.30%, 02/01/2032	120,832
190,000	4.40%, 04/01/2033	173,825
10,000	5.13%, 07/01/2049	8,036
2,105,000	4.80%, 03/01/2050	1,611,528
1,315,000	4.40%, 12/01/2061	894,488
2,235,000	3.95%, 06/30/2062	1,380,160
1,445,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	1,207,199
	CSC Holdings LLC(b)
200,000	5.75%, 01/15/2030	103,527
600,000	4.13%, 12/01/2030	437,253
7,410,000	4.63%, 12/01/2030	3,760,524
1,640,000	3.38%, 02/15/2031	1,162,842
400,000	4.50%, 11/15/2031	291,197
	DISH DBS Corp
5,765,000	5.25%, 12/01/2026(b)	5,327,571
2,845,000	5.75%, 12/01/2028(b)	2,485,736
4,090,000	5.13%, 06/01/2029	2,744,090
1,885,000	Expedia Group Inc 3.25%, 02/15/2030	1,777,513
920,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 3.50%, 03/01/2029	863,209
	iHeartCommunications Inc(b)
1,200,000	5.25%, 08/15/2027	818,922
110,000	4.75%, 01/15/2028	71,455
1,730,000	Motorola Solutions Inc 5.40%, 04/15/2034	1,805,456
	Netflix Inc
835,000	5.38%, 11/15/2029(b)	878,529
3,510,000	4.88%, 06/15/2030(b)	3,621,394

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 205,000	4.90%, 08/15/2034	$ 212,040
	Paramount Global
1,980,000	6.88%, 04/30/2036	2,006,302
2,065,000	4.38%, 03/15/2043	1,527,822
890,000	5.85%, 09/01/2043	776,183
705,000	SoftBank Group Corp 4.63%, 07/06/2028	676,710
1,410,000	Sprint Capital Corp 8.75%, 03/15/2032	1,748,288
3,935,000	Time Warner Cable LLC 4.50%, 09/15/2042	3,015,269
	T-Mobile USA Inc
2,245,000	3.88%, 04/15/2030	2,183,197
3,970,000	3.50%, 04/15/2031	3,735,600
810,000	2.70%, 03/15/2032	714,440
1,105,000	5.75%, 01/15/2034	1,186,638
170,000	4.70%, 01/15/2035	169,404
	Uber Technologies Inc
8,505,000	4.50%, 08/15/2029(b)	8,431,938
295,000	4.80%, 09/15/2034	294,591
		61,897,148
Consumer, Cyclical — 2.20%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
220,000	5.63%, 09/15/2029	223,179
1,340,000	4.00%, 10/15/2030	1,235,669
705,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	640,982
	American Airlines Pass Through Trust
	Series 2017-2 Class B
1,967	3.70%, 10/15/2025	1,938
	Series 2016-3 Class B
12,765	3.75%, 10/15/2025	12,569
	Series 2019-1 Class B
14,268	3.85%, 02/15/2028	13,346
123,070	3.25%, 10/15/2028	113,547
3,376	3.60%, 10/15/2029	3,115
570,000	BorgWarner Inc 5.40%, 08/15/2034	581,978
2,659	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	2,505
	Carnival Corp(b)
915,000	5.75%, 03/01/2027	926,669
220,000	4.00%, 08/01/2028	212,480
685,000	6.00%, 05/01/2029(f)	694,042
335,000	7.00%, 08/15/2029	356,002
315,000	Choice Hotels International Inc 5.85%, 08/01/2034	324,846
955,000	DR Horton Inc 5.00%, 10/15/2034	968,279
	General Motors Financial Co Inc
220,000	3.10%, 01/12/2032	192,404
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 475,000	6.40%, 01/09/2033	$ 506,502
	Hilton Domestic Operating Co Inc(b)
865,000	4.00%, 05/01/2031	808,825
110,000	3.63%, 02/15/2032	99,377
535,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b) 4.88%, 07/01/2031	485,593
	Light & Wonder International Inc(b)
1,310,000	7.00%, 05/15/2028	1,321,470
35,000	7.25%, 11/15/2029	36,212
245,000	7.50%, 09/01/2031	256,976
1,025,000	Marriott International Inc 5.30%, 05/15/2034	1,056,194
445,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	418,601
	NCL Corp Ltd(b)
885,000	5.88%, 03/15/2026	885,055
930,000	5.88%, 02/15/2027	933,290
750,000	8.13%, 01/15/2029	801,899
195,000	NCL Finance Ltd(b)(f) 6.13%, 03/15/2028	198,900
	Royal Caribbean Cruises Ltd(b)
220,000	4.25%, 07/01/2026	217,517
2,170,000	5.50%, 04/01/2028	2,197,513
820,000	5.63%, 09/30/2031	830,763
490,000	6.25%, 03/15/2032	508,296
1,900,000	6.00%, 02/01/2033	1,947,850
390,000	Tapestry Inc 3.05%, 03/15/2032	333,850
	Travel + Leisure Co
565,000	4.50%, 12/01/2029(b)	535,434
755,000	4.63%, 03/01/2030(b)	706,374
645,000	4.63%, 03/01/2030	603,459
2,224,170	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	2,334,283
	Yum! Brands Inc
1,105,000	3.63%, 03/15/2031	1,020,394
680,000	4.63%, 01/31/2032	650,959
	ZF North America Capital Inc(b)
315,000	6.88%, 04/14/2028	317,966
675,000	6.75%, 04/23/2030	680,750
760,000	6.88%, 04/23/2032	762,678
		27,960,530
Consumer, Non-Cyclical — 3.02%
	Ashtead Capital Inc(b)
290,000	5.50%, 08/11/2032	296,690
470,000	5.55%, 05/30/2033	480,981
2,210,000	5.95%, 10/15/2033	2,327,713
285,000	5.80%, 04/15/2034	297,836

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 25,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	$ 26,437
1,920,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	1,502,400
530,000	Block Inc 3.50%, 06/01/2031	483,281
	Centene Corp
1,130,000	4.63%, 12/15/2029	1,105,798
985,000	3.38%, 02/15/2030	907,694
1,010,000	3.00%, 10/15/2030	904,179
1,155,000	2.50%, 03/01/2031	992,758
	CVS Pass Through Trust(b)
698,361	4.70%, 01/10/2036	653,954
244,435	4.16%, 08/11/2036(f)	223,450
	Global Payments Inc
320,000	2.90%, 05/15/2030	291,463
1,105,000	2.90%, 11/15/2031	972,601
1,085,000	5.40%, 08/15/2032	1,113,691
	HCA Inc
1,685,000	5.50%, 06/01/2033	1,749,753
2,025,000	5.60%, 04/01/2034	2,110,147
385,000	5.45%, 09/15/2034	396,142
765,000	Hologic Inc(b) 3.25%, 02/15/2029	712,672
2,075,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.75%, 12/01/2031	1,908,432
885,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	911,843
	Molina Healthcare Inc(b)
275,000	4.38%, 06/15/2028	267,348
1,330,000	3.88%, 05/15/2032	1,216,321
	Pilgrim's Pride Corp
1,905,000	3.50%, 03/01/2032	1,691,447
265,000	6.88%, 05/15/2034	294,097
460,000	Post Holdings Inc(b) 4.50%, 09/15/2031	429,736
1,020,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	914,217
125,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	128,728
	Teva Pharmaceutical Finance Netherlands II BV
1,235,000	EUR, 7.38%, 09/15/2029	1,543,148
1,045,000	EUR, 7.88%, 09/15/2031	1,378,400
	Teva Pharmaceutical Finance Netherlands III BV
1,850,000	3.15%, 10/01/2026	1,778,233
575,000	4.75%, 05/09/2027	566,898
275,000	5.13%, 05/09/2029	272,765
1,270,000	7.88%, 09/15/2029	1,403,060
915,000	8.13%, 09/15/2031	1,049,051
4,050,000	4.10%, 10/01/2046	3,010,591
305,000	TriNet Group Inc(b) 3.50%, 03/01/2029	283,310
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,730,000	United Rentals North America Inc(b) 6.13%, 03/15/2034	$ 1,787,863
		38,385,128
Energy — 3.40%
	Aker BP ASA(b)
1,875,000	4.00%, 01/15/2031	1,780,294
785,000	5.13%, 10/01/2034	775,680
	Cheniere Energy Partners LP
2,115,000	4.00%, 03/01/2031	2,001,611
1,500,000	5.95%, 06/30/2033	1,587,219
390,000	Civitas Resources Inc(b) 8.63%, 11/01/2030	413,196
	Continental Resources Inc(b)
6,890,000	5.75%, 01/15/2031	7,049,293
1,670,000	2.88%, 04/01/2032	1,410,589
815,000	Ecopetrol SA 8.38%, 01/19/2036	833,337
	Energian Israel Finance Ltd(b)
480,000	5.38%, 03/30/2028	431,563
625,000	5.88%, 03/30/2031	534,563
	Energy Transfer LP
930,000	6.55%, 12/01/2033	1,026,732
2,530,000	5.60%, 09/01/2034	2,628,467
185,000	EnLink Midstream LLC(b) 6.50%, 09/01/2030	199,465
445,000	EnLink Midstream Partners LP 5.45%, 06/01/2047	420,820
415,000	EQM Midstream Partners LP 5.50%, 07/15/2028	420,563
	EQT Corp
1,290,000	7.00%, 02/01/2030	1,408,443
480,000	3.63%, 05/15/2031(b)	440,575
2,430,000	Helmerich & Payne Inc(b) 5.50%, 12/01/2034	2,367,013
265,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	253,035
	Leviathan Bond Ltd(b)
925,000	6.13%, 06/30/2025	909,305
135,000	6.50%, 06/30/2027	127,788
165,000	6.75%, 06/30/2030	150,150
350,000	Matador Resources Co(b) 6.88%, 04/15/2028	355,982
	Occidental Petroleum Corp
790,000	7.88%, 09/15/2031	914,476
295,000	5.55%, 10/01/2034	299,480
	Ovintiv Inc
910,000	6.50%, 08/15/2034	982,480
470,000	6.63%, 08/15/2037	504,285
45,000	6.50%, 02/01/2038	48,222
1,650,000	Permian Resources Operating LLC(b) 6.25%, 02/01/2033	1,676,623

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 115,000	Plains All American Pipeline LP / PAA Finance Corp 4.30%, 01/31/2043	$ 97,319
	Targa Resources Corp
1,850,000	6.13%, 03/15/2033	1,985,311
315,000	5.50%, 02/15/2035	324,413
1,595,000	Var Energi ASA(b) 8.00%, 11/15/2032	1,849,490
	Venture Global Calcasieu Pass LLC(b)
405,000	6.25%, 01/15/2030	424,546
2,430,000	4.13%, 08/15/2031	2,259,243
445,000	Viper Energy Inc(b)(f) 7.38%, 11/01/2031	469,330
	Western Midstream Operating LP
995,000	6.15%, 04/01/2033	1,051,787
125,000	5.45%, 04/01/2044	118,316
850,000	5.30%, 03/01/2048	771,904
95,000	5.50%, 08/15/2048	88,139
335,000	5.25%, 02/01/2050	303,804
	Whistler Pipeline LLC(b)
365,000	5.70%, 09/30/2031	377,876
405,000	5.95%, 09/30/2034	419,379
680,000	Williams Cos Inc 5.15%, 03/15/2034	687,412
		43,179,518
Financial — 7.14%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,285,000	6.15%, 09/30/2030	1,383,906
2,835,000	3.30%, 01/30/2032	2,558,583
1,020,000	3.40%, 10/29/2033	902,449
980,000	Agile Group Holdings Ltd(g) 6.05%, 10/13/2025	60,554
	Air Lease Corp
640,000	4.65%, Perpetual(h)	623,864
2,855,000	3.13%, 12/01/2030	2,612,518
	Aircastle Ltd
345,000	5.25%, Perpetual(b)(h)	342,410
20,000	4.25%, 06/15/2026	19,853
1,905,000	6.50%, 07/18/2028(b)	1,998,196
450,000	Aircastle Ltd / Aircastle Ireland Designated Activity Co(b) 5.75%, 10/01/2031	462,690
2,275,000	American Tower Corp REIT 5.90%, 11/15/2033	2,444,802
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	252,786
1,385,000	2.75%, 01/15/2027	1,297,019
2,160,000	3.75%, 07/15/2027	2,048,302
795,000	7.95%, 08/11/2028	844,003
280,000	Ares Capital Corp 2.88%, 06/15/2028	258,260
Principal Amount(a)		Fair Value
Financial — (continued)
$ 495,000	Arthur J Gallagher & Co 5.45%, 07/15/2034	$ 515,748
230,000	Athene Global Funding(b) 2.55%, 11/19/2030	202,731
1,795,000	Athene Holding Ltd 3.50%, 01/15/2031	1,671,048
	Aviation Capital Group LLC(b)
885,000	6.25%, 04/15/2028	924,868
635,000	6.75%, 10/25/2028	678,197
945,000	6.38%, 07/15/2030	1,012,716
	Bank of America Corp
1,645,000	5.29%, 04/25/2034	1,710,270
3,055,000	5.87%, 09/15/2034	3,295,913
930,000	Barclays PLC(h) 4.38%, Perpetual	832,407
2,160,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	2,013,035
	Blue Owl Capital Corp
305,000	2.63%, 01/15/2027	287,844
1,555,000	2.88%, 06/11/2028	1,424,451
2,055,000	Blue Owl Finance LLC(b) 6.25%, 04/18/2034	2,152,165
1,255,000	Blue Owl Technology Finance Corp 2.50%, 01/15/2027	1,167,489
640,000	CaixaBank SA(b) 6.84%, 09/13/2034	714,117
	Central China Real Estate Ltd(g)
615,000	7.25%, 07/16/2024	14,865
200,000	7.25%, 08/13/2024	5,000
190,000	7.25%, 04/28/2025	4,750
205,000	7.50%, 07/14/2025	3,977
400,000	CIFI Holdings Group Co Ltd(g) 6.00%, 07/16/2025	39,500
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	156,875
145,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	126,873
600,000	Country Garden Holdings Co Ltd(g) 3.30%, 01/12/2031	42,000
	Credit Agricole SA
1,875,000	4.00%, 01/10/2033	1,805,845
3,230,000	6.25%, 01/10/2035(b)	3,447,263
	Deutsche Bank AG
2,855,000	3.73%, 01/14/2032	2,562,189
200,000	3.74%, 01/07/2033	175,048
395,000	EPR Properties REIT 3.60%, 11/15/2031	352,115
	Global Atlantic Fin Co(b)
365,000	4.40%, 10/15/2029	351,672
675,000	3.13%, 06/15/2031	593,055
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	548,483

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,975,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	$ 2,003,630
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
260,000	5.25%, 05/15/2027	249,143
2,370,000	4.38%, 02/01/2029	2,071,257
665,000	ING Groep NV 6.11%, 09/11/2034	725,277
	Intesa Sanpaolo SpA(b)
215,000	4.20%, 06/01/2032	191,614
865,000	6.63%, 06/20/2033	945,487
860,000	7.20%, 11/28/2033	979,679
400,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	394,860
1,345,000	Iron Mountain Inc REIT(b) 5.25%, 07/15/2030	1,328,018
	Jefferies Financial Group Inc
1,445,000	5.88%, 07/21/2028	1,507,353
1,635,000	6.20%, 04/14/2034	1,750,254
	Kaisa Group Holdings Ltd(g)
2,215,000	9.38%, 06/30/2024	66,450
400,000	10.50%, 01/15/2025	17,800
2,310,000	11.25%, 04/16/2025	73,631
200,000	9.95%, 07/23/2025	8,900
200,000	11.70%, 11/11/2025	6,375
200,000	11.65%, 06/01/2026	5,500
	Logan Group Co Ltd(g)
605,000	4.25%, 07/12/2025	55,963
405,000	4.85%, 12/14/2026	33,919
	Macquarie Airfinance Holdings Ltd(b)
130,000	6.40%, 03/26/2029	135,303
250,000	5.15%, 03/17/2030	250,544
275,000	6.50%, 03/26/2031	290,287
	Morgan Stanley
445,000	5.42%, 07/21/2034	464,071
1,345,000	5.83%, 04/19/2035	1,444,727
3,145,000	2.48%, 09/16/2036	2,631,574
2,070,000	5.95%, 01/19/2038	2,170,050
665,000	Navient Corp 5.00%, 03/15/2027	659,117
15,000	Realty Income Corp REIT 3.40%, 01/15/2030	14,258
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	9,353
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
2,915,000	2.88%, 10/15/2026(b)	2,798,625
220,000	3.63%, 03/01/2029(b)	206,861
220,000	3.63%, 03/01/2029	206,861
3,610,000	3.88%, 03/01/2031(b)	3,323,872
3,115,000	4.00%, 10/15/2033(b)	2,782,584
	Shimao Group Holdings Ltd(g)
200,000	6.13%, 02/21/2024	10,750
1,300,000	5.60%, 07/15/2026	60,645
200,000	5.20%, 01/16/2027	9,560
Principal Amount(a)		Fair Value
Financial — (continued)
$ 410,000	3.45%, 01/11/2031	$ 24,600
600,000	Sino-Ocean Land Treasure IV Ltd(g) 4.75%, 01/14/2030	38,802
	Societe Generale SA(b)
1,795,000	6.07%, 01/19/2035	1,872,384
1,125,000	3.65%, 07/08/2035	1,007,863
2,150,000	Standard Chartered PLC(b) 3.27%, 02/18/2036	1,925,103
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,540,855
	Sunac China Holdings Ltd(b)(i)
185,240	6.00%, 09/30/2025 PIK rate, 6.00%	22,692
185,689	6.25%, 09/30/2026 PIK rate, 6.25%	20,194
360,562	6.50%, 09/30/2027 PIK rate, 6.50%	34,253
559,775	6.75%, 09/30/2028 PIK rate, 6.75%	48,980
561,129	7.00%, 09/30/2029 PIK rate, 7.00%	43,488
264,233	7.25%, 09/30/2030 PIK rate, 7.25%	18,496
216,915	1.00%, 09/30/2032 PIK rate, 2.00%	16,958
1,035,000	Synchrony Financial(f) 5.94%, 08/02/2030	1,063,320
	Times China Holdings Ltd(g)
810,000	6.20%, 03/22/2026	16,200
200,000	5.75%, 01/14/2027	4,500
	UBS Group AG(b)
250,000	3.87%, 01/12/2029	244,613
1,260,000	6.54%, 08/12/2033	1,391,093
1,315,000	9.02%, 11/15/2033(f)	1,661,713
1,760,000	5.70%, 02/08/2035	1,857,824
	UniCredit SpA(b)
770,000	5.86%, 06/19/2032	774,809
200,000	5.46%, 06/30/2035	196,781
	Yuzhou Group Holdings Co Ltd(g)
625,000	7.70%, 02/20/2025	37,681
310,000	8.30%, 05/27/2025	21,700
205,000	7.85%, 08/12/2026	13,667
400,000	6.35%, 01/13/2027	25,200
		90,750,625
Industrial — 2.84%
585,000	Amphenol Corp 5.25%, 04/05/2034	611,187
3,165,000	BAE Systems PLC(b) 5.30%, 03/26/2034	3,291,452
	Boeing Co
2,020,000	5.15%, 05/01/2030	2,024,853
2,535,000	3.63%, 02/01/2031	2,322,326
515,000	6.39%, 05/01/2031(b)	547,618
440,000	6.53%, 05/01/2034(b)	472,237
1,810,000	5.71%, 05/01/2040	1,766,001

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 4,385,000	5.81%, 05/01/2050	$ 4,236,430
235,000	6.86%, 05/01/2054(b)	257,938
115,000	5.93%, 05/01/2060	110,155
685,000	7.01%, 05/01/2064(b)	754,718
	Cemex SAB de CV(b)
1,645,000	5.13%, Perpetual(h)	1,620,330
615,000	9.13%, Perpetual(h)	670,839
2,025,000	5.20%, 09/17/2030	2,030,885
3,380,000	3.88%, 07/11/2031	3,111,771
790,000	L3Harris Technologies Inc 5.35%, 06/01/2034	821,854
410,000	Nordson Corp 5.80%, 09/15/2033	442,288
2,765,000	Owens Corning 5.70%, 06/15/2034	2,935,338
2,400,000	RTX Corp 5.15%, 02/27/2033	2,495,090
405,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	386,077
1,045,000	Sensata Technologies Inc(b) 3.75%, 02/15/2031	956,746
680,000	SMBC Aviation Capital Finance Designated Activity Co(b) 5.45%, 05/03/2028	698,456
1,325,000	TD SYNNEX Corp 6.10%, 04/12/2034	1,402,136
390,000	TopBuild Corp(b) 4.13%, 02/15/2032	358,441
1,655,000	Trimble Inc 6.10%, 03/15/2033	1,786,320
		36,111,486
Technology — 1.95%
	Broadcom Inc(b)
1,625,000	2.60%, 02/15/2033	1,393,022
1,445,000	3.42%, 04/15/2033	1,312,930
2,130,000	3.47%, 04/15/2034	1,918,056
1,800,000	3.14%, 11/15/2035	1,539,243
1,070,000	3.19%, 11/15/2036	906,865
	CDW LLC / CDW Finance Corp
3,660,000	3.57%, 12/01/2031	3,348,847
1,450,000	5.55%, 08/22/2034	1,483,554
1,780,000	Entegris Inc(b) 4.75%, 04/15/2029	1,754,101
685,000	Gartner Inc(b) 3.75%, 10/01/2030	643,045
2,355,000	Leidos Inc 5.75%, 03/15/2033	2,477,310
	Micron Technology Inc
1,120,000	5.88%, 02/09/2033	1,196,004
5,010,000	5.88%, 09/15/2033	5,358,344
325,000	MSCI Inc(b) 3.25%, 08/15/2033	286,099
	Seagate HDD Cayman
125,000	4.09%, 06/01/2029	120,035
91,800	9.63%, 12/01/2032	106,593
Principal Amount(a)		Fair Value
Technology — (continued)
$ 1,005,000	Western Digital Corp 4.75%, 02/15/2026	$ 999,573
		24,843,621
Utilities — 0.45%
	AES Corp
605,000	3.95%, 07/15/2030(b)	576,967
255,000	2.45%, 01/15/2031	220,845
1,120,000	Duke Energy Corp 5.45%, 06/15/2034	1,168,873
5,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	4,834
395,000	NRG Energy Inc(b) 4.45%, 06/15/2029	385,996
	Pacific Gas & Electric Co
100,000	3.25%, 06/01/2031	91,047
790,000	4.30%, 03/15/2045	660,764
1,825,000	Southern Co 5.70%, 03/15/2034	1,958,803
550,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	591,229
		5,659,358
TOTAL CORPORATE BONDS AND NOTES — 27.78% (Cost $369,066,628)		$353,098,861
CONVERTIBLE BONDS
Communications — 0.57%
141,000	Booking Holdings Inc 0.75%, 05/01/2025	315,449
6,130,000	DISH Network Corp 3.38%, 08/15/2026	4,918,440
198,000	Liberty Media Corp-Liberty Formula One 2.25%, 08/15/2027	217,707
95,000	Palo Alto Networks Inc 0.38%, 06/01/2025	326,420
870,000	Spotify USA Inc(j) 0.00%, 03/15/2026	864,515
515,000	Uber Technologies Inc(b) 0.88%, 12/01/2028	644,780
		7,287,311
Consumer, Cyclical — 0.25%
954,000	Carnival Corp 5.75%, 12/01/2027	1,534,032
130,000	Royal Caribbean Cruises Ltd 6.00%, 08/15/2025	464,685
1,210,000	Southwest Airlines Co 1.25%, 05/01/2025	1,218,988
		3,217,705

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 0.31%
$ 3,315,000	BioMarin Pharmaceutical Inc(f) 1.25%, 05/15/2027	$ 3,150,907
340,000	Jazz Investments I Ltd(b) 3.13%, 09/15/2030	354,110
410,000	Shift4 Payments Inc 0.50%, 08/01/2027	421,480
		3,926,497
Technology — 0.11%
190,000	Datadog Inc 0.13%, 06/15/2025	246,050
193,000	Nutanix Inc 0.25%, 10/01/2027	230,153
660,000	ON Semiconductor Corp 0.50%, 03/01/2029	667,260
215,000	Zscaler Inc 0.13%, 07/01/2025	262,300
		1,405,763
Utilities — 0.22%
335,000	Evergy Inc(b) 4.50%, 12/15/2027	368,835
235,000	NRG Energy Inc 2.75%, 06/01/2048	520,878
1,790,000	PPL Capital Funding Inc 2.88%, 03/15/2028	1,893,820
		2,783,533
TOTAL CONVERTIBLE BONDS — 1.46% (Cost $18,604,939)		$18,620,809
FOREIGN GOVERNMENT BONDS AND NOTES
	Chile Government International Bond
2,030,000	EUR, 3.88%, 07/09/2031	2,328,196
1,385,000	3.50%, 01/31/2034	1,272,510
1,050,000	3.50%, 01/25/2050	805,827
	Colombia Government International Bond
1,280,000	7.50%, 02/02/2034	1,327,404
1,845,000	8.00%, 11/14/2035	1,966,445
	Dominican Republic International Bond
2,690,000	4.88%, 09/23/2032	2,557,509
625,000	6.60%, 06/01/2036(b)	662,302
1,191,000,000	Indonesia Government International Bond IDR, 6.75%, 07/15/2035	80,057
65,290,998,784	Indonesia Treasury Bond IDR, 6.88%, 04/15/2029	4,427,786
3,000,000	Israel Government International Bond 5.50%, 03/12/2034	3,006,945
35,330,000	Norway Government Bond(b) NOK, 1.75%, 03/13/2025	3,308,876
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 460,000	Panama Government International Bond 8.00%, 03/01/2038	$ 519,477
	Philippine Government International Bond
1,165,000	2.95%, 05/05/2045	858,871
1,215,000	2.65%, 12/10/2045	854,631
3,170,000	Republic of Poland Government International Bond 5.50%, 03/18/2054	3,237,569
	Republic of South Africa Government Bond
52,065,000	ZAR, 8.88%, 02/28/2035	2,788,987
20,455,000	ZAR, 9.00%, 01/31/2040	1,035,580
	Republic of South Africa Government International Bond
710,000	4.85%, 09/30/2029	689,055
1,340,000	5.88%, 04/20/2032	1,335,143
	Republic of Uzbekistan International Bond
1,125,000	EUR, 5.38%, 05/29/2027(b)	1,260,905
710,000	7.85%, 10/12/2028(b)	750,381
200,000	3.70%, 11/25/2030	172,378
600,000	3.90%, 10/19/2031	512,455
735,000	6.90%, 02/28/2032(b)	740,711
	Romanian Government International Bond(b)
462,000	6.38%, 01/30/2034	479,636
1,776,000	5.75%, 03/24/2035	1,764,456
	Turkiye Government International Bond
1,605,000	EUR, 5.88%, 05/21/2030	1,860,306
2,270,000	7.13%, 07/17/2032	2,342,272
3,795,000	6.50%, 01/03/2035	3,720,998
3,605,000	United Kingdom Gilt GBP, 0.25%, 01/31/2025	4,757,441
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 4.05% (Cost $49,139,032)		$51,425,109
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.78%
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,270,925
123,963	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	115,039
920,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	892,827
1,090,000	BINOM Securitization Trust(b)(d) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	887,138

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	BPR Trust(b)(c)
	Series 2021-NRD Class E
$ 190,000	10.72%, 12/15/2038 1-mo. SOFR + 5.62%	$ 187,152
	Series 2021-NRD Class F
1,185,000	11.97%, 12/15/2038 1-mo. SOFR + 6.87%	1,133,193
	Series 2022-STAR Class A
1,145,000	8.33%, 08/15/2039 1-mo. SOFR + 3.23%	1,139,991
	BX Trust(b)(c)
	Series 2022-AHP Class B
1,910,000	6.94%, 01/17/2039 1-mo. SOFR + 1.84%	1,872,397
	Series 2024-VLT4 Class A
455,000	6.59%, 07/15/2029 1-mo. SOFR + 1.49%	455,000
	CAFL Issuer LLC(b)(e)
	Series 2021-RTL1 Class A1
1,075,720	2.24%, 03/28/2029	1,064,628
	Series 2023-RTL1 Class A1
990,000	7.55%, 12/28/2030	1,014,738
351,895	CIM Trust(b)(e) Series 2021-NR2 Class A1 5.57%, 07/25/2059	350,661
73,619	COMM Mortgage Trust(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	73,443
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	512,100
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	81,350
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	147,188
	Series 2021-RPL1 Class A1
254,375	4.07%, 09/27/2060(d)	253,478
	Series 2021-RPL4 Class A1
792,651	4.07%, 12/27/2060(d)	789,858
1,210,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.38%, 09/12/2040	1,267,626
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
365,324	6.91%, 07/15/2038 1-mo. SOFR + 1.81%	364,525
	Series 2021-ESH Class D
1,051,422	7.46%, 07/15/2038 1-mo. SOFR + 2.36%	1,053,453
257,203	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	247,437
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,071,222	GITSIT Mortgage Loan Trust(b)(e) Series 2024-NPL1 Class A1 7.47%, 06/25/2054	$ 1,081,409
	GS Mortgage Securities Corp Trust
	Series 2013-G1 Class B
219,442	3.84%, 04/10/2031(b)(d)	200,925
	Series 2013-PEMB Class A
300,000	3.67%, 03/05/2033(b)(d)	265,448
	Series 2013-PEMB Class B
250,000	3.67%, 03/05/2033(b)(d)	208,707
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,323,767
385,516	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d) Series 2012-LC9 Class C 3.69%, 12/15/2047	354,683
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(d)	800,307
	Series 2021-GS2 Class A1
352,929	4.75%, 04/25/2061(e)	355,441
	Series 2021-GS4 Class A1
155,670	4.65%, 11/25/2060(e)	155,646
200,000	LEX Mortgage Trust(b)(d) Series 2024-BBG Class A 4.87%, 10/13/2033	199,623
750,000	Mill City Mortgage Loan Trust(b)(d) Series 2021-NMR1 Class M2 2.50%, 11/25/2060	658,458
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-CKSV Class A2
85,477	3.28%, 10/15/2030(b)	77,778
	Series 2013-C11 Class B
195,000	4.21%, 08/15/2046(d)	119,157
	Series 2013-C12 Class C
56,079	4.96%, 10/15/2046(d)	51,593
	Series 2016-C30 Class C
785,000	4.17%, 09/15/2049(d)	661,187
1,205,000	New Residential Mortgage Loan Trust(b)(e) Series 2024-RTL1 Class A1 6.66%, 03/25/2039	1,225,628
	NYMT Loan Trust(b)
	Series 2024-BPL2 Class A1
960,000	6.51%, 05/25/2039(e)	974,110

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-BPL3 Class A1
$ 445,000	5.27%, 09/25/2039(e)	$ 444,990
	Series 2024-CP1 Class A1
562,560	3.75%, 02/25/2068(d)	535,409
361,816	Pretium Mortgage Credit Partners(b)(e) Series 2024-NPL4 Class A1 7.00%, 07/25/2054	365,104
	PRP Advisors LLC(b)(e)
	Series 2021-9 Class A1
539,012	2.36%, 10/25/2026	539,071
	Series 2024-2 Class A1
895,395	7.03%, 03/25/2029	901,935
	Series 2024-5 Class A1
170,000	5.69%, 09/25/2029	170,000
493,289	RCO VII Mortgage LLC(b)(e) Series 2024-1 Class A1 7.02%, 01/25/2029	496,820
	Redwood Funding Trust(b)(e)
	Series 2023-1 Class A
529,815	7.50%, 07/25/2059	529,901
	Series 2024-1 Class A
285,802	7.75%, 12/25/2054	287,006
250,000	Toorak Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	253,868
	Towd Point Mortgage Trust(b)(d)
	Series 2017-3 Class A2
100,000	3.00%, 07/25/2057	97,488
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	124,838
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060	88,452
	Series 2020-2 Class A2B
125,000	3.00%, 04/25/2060	106,775
1,240,000	TVC Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 5.55%, 07/25/2039	1,242,821
	UBS Commercial Mortgage Trust
	Series 2018-C10 Class A3
1,481,430	4.05%, 05/15/2051	1,459,375
	Series 2018-C14 Class C
100,000	5.37%, 12/15/2051(d)	87,363
360,133	VCAT LLC(b)(e) Series 2021-NPL5 Class A1 4.87%, 08/25/2051	355,903
172,676	VOLT XCIII LLC(b)(e) Series 2021-NPL2 Class A1 4.89%, 02/27/2051	171,773
164,050	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 5.24%, 02/27/2051	164,166
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 108,230	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 5.12%, 03/27/2051	$ 107,789
341,116	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 5.24%, 04/25/2051	339,734
	Wells Fargo Commercial Mortgage Trust
	Series 2013-LC12 Class B
142,138	4.08%, 07/15/2046(d)	130,770
	Series 2016-C36 Class AS
1,345,000	3.42%, 11/15/2059	1,287,571
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(d)	142,518
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
860,000	4.33%, 08/15/2046(d)	752,517
	Series 2014-C20 Class B
190,375	4.38%, 05/15/2047	169,435
	Series 2014-C24 Class B
60,000	4.20%, 11/15/2047(d)	58,015
		35,299,421
U.S. Government Agency — 26.27%
	Federal Home Loan Mortgage Corp
3,159	2.50%, 01/01/2029	3,081
43,681	3.00%, 11/01/2034	42,260
14,443	2.50%, 06/01/2035	13,641
131,171	2.00%, 09/01/2035	120,866
97,036	2.00%, 10/01/2035	89,413
244,371	2.00%, 12/01/2035	225,171
33,548	3.00%, 09/01/2036	32,021
6,593,355	2.50%, 03/01/2037	6,201,572
2,009,956	2.50%, 04/01/2037	1,894,469
3,241,529	2.00%, 01/01/2042	2,819,257
3,115,887	2.50%, 01/01/2042	2,787,840
38,432	3.00%, 12/01/2046	35,228
23,670	4.00%, 05/01/2047	23,086
18,145	4.50%, 10/01/2047	18,143
24,919	4.00%, 02/01/2048	24,313
2,655	4.50%, 06/01/2048	2,649
7,420	4.00%, 10/01/2048	7,233
7,735	3.50%, 09/01/2049	7,299
455,845	3.50%, 10/01/2049	430,144
12,326	3.00%, 11/01/2049	11,262
3,825,688	3.00%, 02/01/2051	3,492,805
2,041,533	2.00%, 03/01/2051	1,736,300
4,445,349	2.00%, 05/01/2051	3,698,007
3,706,914	3.00%, 07/01/2051	3,368,682
2,999,540	2.50%, 10/01/2051	2,629,028
3,491,812	2.50%, 02/01/2052	3,055,378
3,663,537	3.00%, 04/01/2052	3,322,397
3,790,797	3.50%, 05/01/2052	3,556,034
6,434,518	4.50%, 07/01/2052	6,373,866
4,044,377	3.50%, 08/01/2052	3,784,307

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 10,143,461	4.50%, 08/01/2052	$ 10,016,210
3,769,680	4.50%, 09/01/2052	3,712,627
3,138,142	5.50%, 09/01/2052	3,185,353
4,352,320	5.00%, 10/01/2052	4,392,420
2,239,720	5.50%, 01/01/2053	2,302,792
3,947,395	6.00%, 02/01/2053	4,095,580
3,706,096	5.50%, 05/01/2053	3,780,461
4,461,142	5.50%, 07/01/2053	4,561,525
3,256,397	5.50%, 08/01/2053	3,348,104
3,842,861	6.50%, 10/01/2053	3,998,941
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K064 Class A1
778,401	2.89%, 10/25/2026	766,099
	Series K095 Class A1
24,245	2.63%, 11/25/2028	23,574
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
3,290,958	3.50%, 09/15/2047	3,100,185
	Series 5238 Class BC
3,706,568	4.00%, 09/25/2049	3,630,012
356,306	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA3 Class M1A 7.28%, 04/25/2042 1-mo. SOFR + 2.00%	361,004
	Federal National Mortgage Association
179,820	3.00%, 10/01/2033	174,545
15,162	3.00%, 06/01/2034	14,669
14,675	3.00%, 07/01/2034	14,234
5,523	3.00%, 10/01/2034	5,344
6,960	3.00%, 11/01/2034	6,725
243,259	2.00%, 10/01/2035	224,149
240,100	2.00%, 11/01/2035	221,237
2,984,399	2.00%, 02/01/2037	2,745,931
2,803,017	2.00%, 03/01/2037	2,577,076
2,701,027	2.50%, 03/01/2037	2,537,697
3,650,194	2.50%, 04/01/2037	3,423,012
3,304,510	2.50%, 02/01/2042	2,968,170
3,778,874	5.00%, 05/01/2043	3,837,084
4,264,080	5.00%, 06/01/2043	4,329,765
7,587,099	2.50%, 03/01/2047	6,596,667
4,552,814	3.50%, 07/01/2047	4,349,076
22,041	4.00%, 09/01/2047	21,491
6,870	3.50%, 03/01/2048	6,483
5,466	4.00%, 06/01/2048	5,317
3,812,904	3.00%, 01/01/2049	3,523,579
5,698	3.00%, 12/01/2049	5,198
5,330	3.00%, 01/01/2050	4,870
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 25,423	2.50%, 05/01/2050	$ 22,171
252,323	2.50%, 06/01/2050	220,042
135,730	2.50%, 07/01/2050	118,366
15,413	2.50%, 08/01/2050	13,440
4,078,286	2.00%, 11/01/2050	3,438,281
2,833,485	2.00%, 12/01/2050	2,411,635
3,379,524	2.00%, 01/01/2051	2,876,322
4,224,510	2.50%, 08/01/2051	3,679,610
3,193,081	2.50%, 10/01/2051	2,802,620
6,714,565	2.50%, 01/01/2052	5,841,892
6,792,229	3.50%, 01/01/2052	6,366,529
10,961,682	2.50%, 02/01/2052	9,574,214
9,172,787	2.00%, 03/01/2052	7,722,964
3,452,873	2.50%, 03/01/2052	3,025,797
13,068,091	3.00%, 03/01/2052	11,882,922
2,947,255	3.50%, 04/01/2052	2,789,775
7,643,684	4.00%, 06/01/2052	7,382,739
3,248,212	4.00%, 07/01/2052	3,132,220
3,770,110	4.00%, 08/01/2052	3,625,999
2,584,211	5.00%, 08/01/2052	2,587,154
3,748,578	4.50%, 09/01/2052	3,720,528
3,332,611	5.00%, 10/01/2052	3,357,773
3,250,563	5.50%, 10/01/2052	3,298,938
3,642,166	5.00%, 11/01/2052	3,684,259
2,217,277	6.00%, 08/01/2053	2,272,135
1,287,875	6.00%, 09/01/2053	1,316,515
3,910,380	6.00%, 11/01/2053	4,053,468
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
2,117,853	2.47%, 04/25/2026	2,062,477
	Series 2017-M1 Class A2
1,768,217	2.50%, 10/25/2026(d)	1,712,437
	Series 2018-M2 Class A2
2,001,946	3.00%, 01/25/2028(d)	1,943,123
	Series 2018-M3 Class A2
3,934,759	3.17%, 02/25/2030(d)	3,770,687
	Series 2023-M5 Class 2A2
4,753,413	4.50%, 07/25/2028(d)	4,810,866
	Government National Mortgage Association
17,297	3.50%, 04/20/2047	16,398
10,363	4.00%, 04/20/2047	10,147
17,108	3.00%, 02/20/2048	15,780
22,278	3.50%, 02/20/2048	21,148
3,200,873	2.50%, 03/20/2051	2,808,832
2,089,565	3.00%, 08/20/2051	1,906,604
7,631,553	2.50%, 11/20/2051	6,724,689
7,947,814	2.00%, 12/20/2051	6,739,518
7,320,588	3.50%, 02/20/2052	6,876,430
3,198,960	3.50%, 06/20/2052	3,004,860
3,662,357	4.00%, 07/20/2052	3,543,626
3,780,689	3.50%, 08/20/2052	3,551,288
11,604,791	4.50%, 08/20/2052	11,475,245
4,629,531	4.50%, 09/20/2052	4,577,881
3,493,418	5.00%, 09/20/2052	3,509,843
3,541,513	5.00%, 10/20/2052	3,567,172

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 8,358,444	5.00%, 05/20/2053	$ 8,379,507
8,918,369	5.00%, 06/20/2053	8,978,239
4,200,000	Uniform Mortgage-Backed Security(k) 4.50%, TBA	4,128,714
		334,026,777
TOTAL MORTGAGE-BACKED SECURITIES — 29.05% (Cost $381,364,337)		$369,326,198
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Banks Funding Corp
3,731,000	4.88%, 03/14/2025	3,735,103
8,000,000	4.50%, 03/13/2026	8,081,537
11,000,000	4.75%, 05/02/2031	11,565,470
4,000,000	Federal Home Loan Banks 1.75%, 01/19/2029	3,671,389
35,000,000	Resolution Funding Corp Principal Strip(j) 4.99%, 04/15/2030	28,249,753
5,000,000	Tennessee Valley Authority 0.75%, 05/15/2025	4,891,198
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 4.73% (Cost $58,788,254)		$60,194,450
U.S. TREASURY BONDS AND NOTES
10,023,700(l)	U.S. Treasury Inflation Indexed Bonds TIPS 1.88%, 07/15/2034	10,268,940
	United States Treasury Note/Bond
21,010,000	4.63%, 02/28/2026(m)	21,243,900
200,000	1.88%, 07/31/2026	193,641
16,405,000	4.38%, 07/31/2026	16,602,373
26,565,000	3.75%, 08/31/2026	26,603,395
6,655,000	3.50%, 09/30/2026	6,636,543
3,670,000	3.88%, 11/30/2029	3,718,025
3,000,000	4.13%, 08/31/2030	3,078,516
51,000,000	3.88%, 08/15/2033	51,410,391
13,000,000	4.00%, 02/15/2034	13,223,438
16,700,000	4.00%, 11/15/2042	16,433,844
3,000,000	3.88%, 02/15/2043	2,894,063
40,600,000	4.75%, 11/15/2043	43,795,664
2,490,000	4.63%, 05/15/2044	2,639,011
6,500,000	2.88%, 05/15/2052	5,090,566
6,000,000	3.63%, 05/15/2053	5,460,234
2,400,000	4.75%, 11/15/2053	2,650,969
TOTAL U.S. TREASURY BONDS AND NOTES — 18.25% (Cost $226,442,012)		$231,943,513
Shares		Fair Value
COMMON STOCK
Communications — 0.20%
285,795	Altice USA Inc Class A(n)	$ 703,056
176,696	Paramount Global Class B	1,876,511
		2,579,567
Consumer, Non-Cyclical — 0.15%
1	AbbVie Inc	197
14,712	BioMarin Pharmaceutical Inc(n)	1,034,107
1,751	Elevance Health Inc	910,520
		1,944,824
Industrial — 0.11%
219,089	Cemex SAB de CV Sponsored ADR	1,336,443
TOTAL COMMON STOCK — 0.46% (Cost $9,787,513)		$5,860,834
PREFERRED STOCK
Financial — 0.02%
3,228	Apollo Global Management Inc	220,505
TOTAL PREFERRED STOCK — 0.02% (Cost $198,562)		$220,505
GOVERNMENT MONEY MARKET MUTUAL FUNDS
11,162,008	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(o), 4.88%(p)	11,162,008
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.88% (Cost $11,162,008)		$11,162,008
TOTAL INVESTMENTS — 99.67% (Cost $1,290,113,427)		$1,267,033,826
OTHER ASSETS & LIABILITIES, NET — 0.33%		$4,166,362
TOTAL NET ASSETS — 100.00%		$1,271,200,188

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2024.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2024. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan as of September 30, 2024.
(g)	Security in default.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(l)	Principal amount of the security is adjusted for inflation.
(m)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(n)	Non-income producing security.
(o)	Collateral received for securities on loan.
(p)	Rate shown is the 7-day yield as of September 30, 2024.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
As of September 30, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	742	USD	84,797	Dec 2024	$68,531
U.S. 2 Year Treasury Note Futures	487	USD	101,414	Dec 2024	(1,352)
U.S. 5 Year Treasury Note Futures	1,721	USD	189,108	Dec 2024	127,567
Short
U.S. 10 Year Ultra Treasury Note Futures	614	USD	72,634	Dec 2024	44,595
U.S. Long Bond Futures	246	USD	30,550	Dec 2024	122,449
U.S. Ultra Treasury Bond Futures	69	USD	9,184	Dec 2024	63,305
				Net Appreciation	$425,095
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
NOK	Norwegian Krone
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 4.00%
	1988 Ltd(a)(b)
	Series 2024-4A Class C
$ 1,200,000	7.90%, 04/15/2037 3-Mo. SOFR + 2.60%	$ 1,210,571
	Series 2024-4A Class D
975,000	9.55%, 04/15/2037 3-Mo. SOFR + 4.25%	998,228
925,000	Brookhaven Park Ltd(a)(b) Series 2024-1A Class A 6.79%, 04/19/2037 3-Mo. SOFR + 1.50%	929,691
1,800,000	CIFC Falcon Ltd(a)(b) Series 2019-FAL Class A 6.54%, 01/20/2033 3-Mo. SOFR + 1.26%	1,800,364
978,797	Citizens Auto Receivables Trust(a) Series 2024-1 Class A2A 5.43%, 10/15/2026	981,069
875,000	Elmwood Ltd(a)(b) Series 2024-8A Class A1 6.15%, 10/18/2037 3-Mo. SOFR + 1.35%	876,447
625,000	Exeter Automobile Receivables Trust Series 2024-1A Class A3 5.31%, 08/16/2027	627,260
900,000	Ford Credit Auto Owner Trust(a)(c) Series 2024-1 Class A 4.87%, 08/15/2036	918,921
958,961	GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A 5.12%, 02/16/2027	960,782
268,950	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 6.95%, 05/25/2054 1-Mo. SOFR + 1.60%	270,833
975,000	Mountain View XVI Ltd(a)(b) Series 2022-1A Class A1R 6.76%, 04/15/2034 3-Mo. SOFR + 1.46%	980,780
850,000	Neuberger Berman Loan Advisers Ltd(a)(b) Series 2024-54A Class D 8.81%, 04/23/2038 3-Mo. SOFR + 3.50%	859,926
1,250,000	Oaktree Ltd(a)(b) Series 2024-25A Class A 6.85%, 04/20/2037 3-Mo. SOFR + 1.55%	1,258,438
1,250,000	OCP Ltd(a)(b) Series 2016-11A Class A1R2 6.70%, 04/26/2036 3-Mo. SOFR + 1.42%	1,251,250
399,214	Santander Drive Auto Receivables Trust Series 2024-1 Class A2 5.71%, 02/16/2027	399,700
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,400,000	Toyota Auto Receivables Owner Trust Series 2023-B Class A3 4.71%, 02/15/2028	$ 1,407,237
TOTAL ASSET-BACKED SECURITIES — 4.00% (Cost $15,626,723)		$15,731,497
CORPORATE BONDS AND NOTES
Communications — 0.77%
1,310,000	Rogers Communications Inc 3.20%, 03/15/2027	1,275,373
1,785,000	T-Mobile USA Inc(d) 3.88%, 04/15/2030	1,735,860
		3,011,233
Consumer, Cyclical — 0.64%
517,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	526,331
1,830,000	Lowe's Cos Inc 3.75%, 04/01/2032	1,746,303
237,000	Marriott International Inc 4.88%, 05/15/2029	241,678
		2,514,312
Consumer, Non-Cyclical — 0.77%
550,000	AbbVie Inc 4.80%, 03/15/2029	566,036
512,000	BAT Capital Corp 6.00%, 02/20/2034	547,223
560,000	Bristol-Myers Squibb Co 4.90%, 02/22/2029	578,864
145,000	Humana Inc 5.95%, 03/15/2034	155,178
	Solventum Corp(a)
755,000	5.40%, 03/01/2029	776,754
375,000	5.60%, 03/23/2034	388,345
		3,012,400
Financial — 1.34%
1,740,000	Bank of America Corp 4.27%, 07/23/2029	1,735,412
1,950,000	JPMorgan Chase & Co 2.52%, 04/22/2031	1,771,204
1,940,000	Morgan Stanley 2.70%, 01/22/2031	1,776,829
		5,283,445
Industrial — 1.60%
	Boeing Co
880,000	2.20%, 02/04/2026	847,430
650,000	6.30%, 05/01/2029(a)	683,857
360,000	6.53%, 05/01/2034(a)	386,375
550,000	IDEX Corp 4.95%, 09/01/2029	562,491

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 286,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.25%, 07/01/2029	$ 294,523
1,720,000	RTX Corp 4.13%, 11/16/2028	1,715,673
519,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.70%, 07/25/2033	541,517
852,000	Vinci SA(a) 3.75%, 04/10/2029	829,104
425,000	Waste Management Inc 4.95%, 07/03/2031	442,340
		6,303,310
Technology — 0.06%
241,000	Constellation Software Inc(a) 5.16%, 02/16/2029	248,427
TOTAL CORPORATE BONDS AND NOTES — 5.18% (Cost $19,641,248)		$20,373,127
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.70%
975,000	ARZ Trust(a) Series 2024-BILT Class A 5.77%, 06/11/2029	1,012,568
700,000	BANK Series 2024-BNK47 Class A5 5.72%, 06/15/2057	757,001
650,000	BANK5 Series 2024-5YR7 Class A3 5.77%, 06/15/2057	680,138
450,000	Barclays Commercial Mortgage Securities Trust Series 2024-C24 Class A5 5.42%, 02/15/2057	476,608
525,000	BMO Mortgage Trust(e) Series 2022-C2 Class A5 4.97%, 07/15/2054	535,173
	BX Trust(a)(b)
	Series 2024-BIO Class A
1,500,000	6.74%, 02/15/2041 1-Mo. SOFR + 1.64%	1,492,500
	Series 2024-BRVE Class A
1,000,000	6.94%, 04/15/2026 1-Mo. SOFR + 1.84%	999,375
	Series 2024-XL5 Class A
577,855	6.49%, 03/15/2041 1-Mo. SOFR + 1.39%	577,889
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
200,000	6.00%, 02/25/2055	205,208
	Series 2024-3 Class A5A
250,000	5.50%, 02/25/2055	249,330
	Series 2024-3 Class A7
100,000	6.00%, 02/25/2055	102,070
Principal Amount		Fair Value
Non-Agency — (continued)
$ 319,793	COLT Mortgage Loan Trust(a)(e) Series 2021-HX1 Class A2 1.35%, 10/25/2066	$ 274,436
1,050,000	COMM Mortgage Trust(a)(b) Series 2024-WCL1 Class A 6.92%, 06/15/2041 1-Mo. SOFR + 1.84%	1,045,734
	DC Trust(a)(e)
	Series 2024-HLTN Class A
400,000	5.93%, 04/13/2040	407,886
	Series 2024-HLTN Class B
400,000	6.69%, 04/13/2040	408,627
750,000	HTL Commercial Mortgage Trust(a)(e) Series 2024-T53 Class A 6.07%, 05/10/2039	766,517
	JPMorgan Mortgage Trust(a)
	Series 2023-DSC1 Class A1
528,732	4.63%, 07/25/2063(e)	518,242
	Series 2024-1 Class A2
1,033,326	6.00%, 06/25/2054(e)	1,041,561
	Series 2024-5 Class A6
466,159	6.00%, 11/25/2054(e)	470,457
	Series 2024-VIS2 Class A1
1,039,522	5.85%, 11/25/2064(c)	1,053,883
975,000	Ladder Capital Commercial Mortgage(a) Series 2017-LC26 Class A4 3.55%, 07/12/2050	947,130
	MSWF Commercial Mortgage Trust
	Series 2023-2 Class A2
625,000	6.89%, 12/15/2056	668,946
	Series 2023-2 Class A5
575,000	6.01%, 12/15/2056(e)	633,416
87,429	Onslow Bay Financial LLC(a)(c) Series 2024-NQM1 Class A2 6.25%, 11/25/2063	88,356
575,000	SCG Mortgage Trust(a)(b) Series 2024-MSP Class A 6.84%, 04/15/2041 1-Mo. SOFR + 1.74%	571,227
	Wells Fargo Commercial Mortgage Trust
	Series 2024-1CHI Class A
875,000	5.48%, 07/15/2035(a)(e)	881,238
	Series 2024-1CHI Class B
550,000	5.93%, 07/15/2035(a)(e)	553,810
	Series 2024-C63 Class A5
1,030,000	5.31%, 08/15/2057	1,082,481
		18,501,807
U.S. Government Agency — 2.94%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2024-R01 Class 1B1
375,000	7.98%, 01/25/2044 1-Mo. SOFR + 2.70%	381,415

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2024-R01 Class 1M2
$ 250,000	7.08%, 01/25/2044 1-Mo. SOFR + 1.80%	$ 252,714
	Series 2024-R02 Class 1M2
775,000	7.08%, 02/25/2044 1-Mo. SOFR + 1.80%	779,127
	Series 2024-R03 Class 2M2
300,000	7.21%, 03/25/2044 1-Mo. SOFR + 1.95%	302,190
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2024-HQA1 Class A1
96,796	6.53%, 03/25/2044 1-Mo. SOFR + 1.25%	96,764
	Series 2024-HQA1 Class M1
261,547	6.53%, 03/25/2044 1-Mo. SOFR + 1.25%	261,951
	Series 2024-HQA1 Class M2
75,000	7.28%, 03/25/2044 1-Mo. SOFR + 2.00%	75,341
	Series 2024-HQA2 Class A1
2,082,500	6.53%, 08/25/2044 1-Mo. SOFR + 1.25%	2,079,897
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Trust(a)(b)
	Series 2018-DNA3 Class M2A
118,243	6.29%, 09/25/2048 1-Mo. SOFR + 1.01%	118,328
	Series 2018-DNA3 Class M2A
488,556	7.49%, 09/25/2048 1-Mo. SOFR + 2.21%	489,570
6,787,302	Government National Mortgage Association 4.50%, 11/20/2052	6,708,745
		11,546,042
TOTAL MORTGAGE-BACKED SECURITIES — 7.64% (Cost $29,522,267)		$30,047,849
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
$ 29,647,685(f)	0.13%, 04/15/2026	$ 28,823,666
8,904,648(f)	0.13%, 07/15/2026	8,680,283
18,678,064(f)	0.38%, 01/15/2027	18,147,114
18,759,423(f)	0.13%, 04/15/2027	18,059,488
81,507,678(f)	1.25%, 04/15/2028	80,737,312
24,881,302(f)	2.38%, 10/15/2028	25,841,172
23,469,590(f)	2.13%, 04/15/2029	24,121,164
6,953,313(f)	1.13%, 01/15/2033	6,708,739
33,239,199(f)	1.75%, 01/15/2034	33,609,118
53,025,373(f)	1.88%, 07/15/2034	54,322,694
9,692,288(f)	1.50%, 02/15/2053	8,760,064
6,036,308(f)	2.13%, 02/15/2054	6,276,096
	United States Treasury Note/Bond
1,950,000	3.75%, 05/31/2030	1,962,873
2,970,000	3.75%, 06/30/2030	2,989,491
1,220,000	4.38%, 05/15/2034	1,277,759
TOTAL U.S. TREASURY BONDS AND NOTES — 81.44% (Cost $316,266,906)		$320,317,033
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
121,479	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 4.88%(h)	121,479
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.03% (Cost $121,479)		$121,479
TOTAL INVESTMENTS — 98.29% (Cost $381,178,623)		$386,590,985
OTHER ASSETS & LIABILITIES, NET — 1.71%		$6,715,689
TOTAL NET ASSETS — 100.00%		$393,306,674

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2024.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2024. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of September 30, 2024.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of September 30, 2024.
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	265	USD	30,285	Dec 2024	$11,853
U.S. 2 Year Treasury Note Futures	59	USD	12,286	Dec 2024	(20,742)
U.S. 5 Year Treasury Note Futures	284	USD	31,207	Dec 2024	24,833
Short
U.S. 10 Year Ultra Treasury Note Futures	47	USD	5,560	Dec 2024	(1,571)
U.S. Long Bond Futures	80	USD	9,935	Dec 2024	29,009
U.S. Ultra Treasury Bond Futures	173	USD	23,025	Dec 2024	153,716
				Net Appreciation	$197,098
As of September 30, 2024, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Termination Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.80%	Annual	1-day SOFR	Annual	USD	14,950	04/13/2028	$202,636	$(32,402)	$235,038
3.79%	Annual	1-day SOFR	Annual	USD	11,100	05/21/2034	173,527	65,153	108,374
3.39%	Annual	1-day SOFR	Annual	USD	3,810	05/10/2038	(29,968)	(5,911)	(24,057)
1-day SOFR	Annual	2.56%	Annual	USD	3,690	05/11/2053	75,128	42,670	32,458
1-day SOFR	Annual	3.38%	Annual	USD	4,880	04/11/2054	(71,687)	(4,668)	(67,019)
1-day SOFR	Annual	3.34%	Annual	USD	8,240	05/20/2054	(103,600)	(27,407)	(76,193)
							$246,036	$37,435	$208,601
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.92%
15,580	Air Liquide SA	$ 3,008,663
4,987	Akzo Nobel NV	352,288
43,145	Anglo American PLC	1,402,172
10,375	Antofagasta PLC	279,518
12,261	ArcelorMittal SA	321,050
1,463	Arkema SA	139,349
36,200	Asahi Kasei Corp	274,446
23,545	BASF SE	1,247,955
136,433	BHP Group Ltd	4,235,707
116,432	BlueScope Steel Ltd	1,777,320
6,934	Boliden AB	235,333
3,323	Brenntag SE	248,038
6,360	Clariant AG	96,393
5,211	Covestro AG(a)	324,753
3,836	Croda International PLC	216,691
4,933	DSM-Firmenich AG	680,791
187	EMS-Chemie Holding AG(b)	157,123
4,818	Endeavour Mining PLC	113,955
6,758	Evonik Industries AG	158,201
46,247	Fortescue Ltd	652,292
246	Givaudan SA	1,349,691
276,055	Glencore PLC	1,580,689
1,732	Holmen AB Class B	74,988
66,538	ICL Group Ltd	283,210
15,800	JFE Holdings Inc	212,418
35,800	Kaneka Corp	979,768
57,900	Kemira OYJ	1,445,002
299,000	Kingboard Holdings Ltd	752,150
92,600	Kuraray Co Ltd	1,375,961
4,365	Mineral Resources Ltd	155,627
211,400	Mitsubishi Chemical Group Corp	1,359,816
55,400	Mitsubishi Gas Chemical Co Inc	1,080,174
26,300	Mitsui Chemicals Inc	702,528
11,314	Mondi PLC	215,745
29,900	Nippon Paint Holdings Co Ltd	227,716
4,100	Nippon Sanso Holdings Corp	150,482
56,400	Nippon Soda Co Ltd	983,045
23,400	Nippon Steel Corp	524,444
19,000	Nitto Denko Corp	319,737
34,366	Norsk Hydro ASA	222,005
29,601	Northern Star Resources Ltd	324,256
9,266	Novonesis / Novozymes Class B	667,110
2,351	OCI NV	67,026
81,443	Pilbara Minerals Ltd	183,187
55,070	Rio Tinto Ltd	4,870,675
29,945	Rio Tinto PLC	2,125,327
47,800	Shin-Etsu Chemical Co Ltd	1,997,581
27,900	Solvay SA	1,092,991
124,932	South32 Ltd	320,439
6,500	Sumitomo Metal Mining Co Ltd	195,067
6,472	Syensqo SA	573,536
3,527	Symrise AG	488,101
54,400	Tokuyama Corp	1,101,064
94,800	Tokyo Steel Manufacturing Co Ltd	1,310,222
Shares		Fair Value
Basic Materials — (continued)
40,100	Toray Industries Inc	$ 236,823
5,600	UBE Corp	105,098
13,973	UPM-Kymmene OYJ	467,739
2,260	voestalpine AG	58,725
9,300	Yamato Kogyo Co Ltd	466,601
17,479	Yara International ASA	552,220
		47,121,022
Communications — 5.14%
613,900	Airtel Africa PLC(a)	938,538
23,149	Auto Trader Group PLC(a)	269,050
1,049,100	Bezeq The Israeli Telecommunication Corp Ltd	1,207,373
16,458	Bollore SE	109,859
996,447	BT Group PLC	1,974,363
8,750	CAR Group Ltd	226,330
4,827	Delivery Hero SE(a)(b)	195,347
5,200	Dentsu Group Inc	160,274
92,909	Deutsche Telekom AG	2,728,673
4,103	Elisa OYJ(b)	217,519
55,469	Grab Holdings Ltd Class A(b)	210,782
500	Hikari Tsushin Inc	111,360
91,000	HKT Trust & HKT Ltd	116,311
37,980	Informa PLC	417,585
27,600	IPSOS SA	1,737,083
108,000	KDDI Corp	3,460,051
101,321	Koninklijke KPN NV	413,824
77,200	LY Corp	225,022
12,000	M3 Inc	120,168
1,500	MercadoLibre Inc(b)	3,077,940
37,700	Metropole Television SA	511,455
5,700	MonotaRO Co Ltd	95,047
2,448,400	Nippon Telegraph & Telephone Corp	2,510,064
60,300	Nippon Television Holdings Inc	945,603
417,940	Nokia OYJ	1,824,801
289,000	NOS SGPS SA	1,175,817
112,863	Orange SA	1,292,612
17,083	Pearson PLC	232,119
37,980	Prosus NV	1,659,815
16,990	Publicis Groupe SA	1,859,327
36,400	Rakuten Group Inc	234,868
19,800	Reach PLC	24,645
42,067	Scout24 SE(a)	3,621,884
10,108	Sea Ltd ADR(b)	952,982
9,457	SEEK Ltd	161,886
50,000	Shopify Inc Class A(b)	4,007,000
198,000	Singapore Telecommunications Ltd	497,854
751,000	SoftBank Corp	980,499
27,700	SoftBank Group Corp	1,643,060
50,362	Spark New Zealand Ltd	96,945
728	Swisscom AG	475,755
16,232	Tele2 AB Class B	183,644
209,032	Telecom Italia SpA	58,117
218,689	Telefonaktiebolaget LM Ericsson Class B	1,652,513
243,644	Telefonica SA	1,191,930

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Communications — (continued)
17,953	Telenor ASA	$ 229,666
32,700	Television Francaise 1 SA	290,490
65,475	Telia Co AB	211,720
113,533	Telstra Group Ltd	303,873
3,400	Trend Micro Inc	201,876
29,500	United Internet AG	606,830
18,904	Vivendi SE	218,686
596,680	Vodafone Group PLC	597,833
1,416	Wix.com Ltd(b)	236,713
28,644	WPP PLC	293,336
3,700	ZOZO Inc	134,419
		49,133,136
Consumer, Cyclical — 14.74%
5,093	Accor SA	221,393
6,944	AddTech AB Class B	208,175
4,367	adidas AG	1,157,199
14,100	Aisin Corp	156,674
91,989	Amadeus IT Group SA	6,662,088
3,100	ANA Holdings Inc	66,381
14,712	Aristocrat Leisure Ltd	593,988
19,500	Asics Corp	409,659
39,874	Associated British Foods PLC	1,245,637
2,506	Avolta AG	106,068
16,400	Bandai Namco Holdings Inc	374,218
36,681	Barratt Developments PLC	235,282
30,003	Bayerische Motoren Werke AG	2,653,367
2,624	Berkeley Group Holdings PLC	165,937
92,000	Betsson AB(b)	33,065
92,000	Betsson AB	1,128,729
9,800	Bilia AB Class A	116,071
15,800	Bridgestone Corp	610,163
9,312	Bunzl PLC	440,758
14,281	Cie Financiere Richemont SA	2,267,884
44,906	Cie Generale des Etablissements Michelin SCA	1,823,784
159,100	Citizen Watch Co Ltd	1,019,917
44,931	Compass Group PLC	1,439,874
2,907	Continental AG	188,385
51,615	CTS Eventim AG & Co KGaA	5,374,455
79,440	Daimler Truck Holding AG	2,982,767
14,200	Daiwa House Industry Co Ltd	446,959
8,100	Daiwabo Holdings Co Ltd	154,483
24,300	DCM Holdings Co Ltd	268,513
49,800	Denso Corp	748,564
19,234	Deutsche Lufthansa AG	140,877
484	D'ieteren Group	102,489
14,477	Entain PLC	147,875
52,300	Europris ASA(a)	334,225
4,819	Evolution AB(a)	473,964
5,000	Fast Retailing Co Ltd	1,658,986
3,390	Ferrari NV	1,588,561
93,100	Frasers Group PLC(b)	1,037,586
64,000	Galaxy Entertainment Group Ltd	316,044
191,627	Genting Singapore Ltd	129,892
Shares		Fair Value
Consumer, Cyclical — (continued)
15,734	H & M Hennes & Mauritz AB Class B	$ 267,975
177,800	Harvey Norman Holdings Ltd	606,378
842	Hermes International SCA	2,073,308
379,200	Honda Motor Co Ltd	4,048,470
2,600	Hornbach Holding AG & Co KGaA	255,670
3,000	Hoshizaki Corp	104,477
113,100	IDOM Inc	857,767
1,431	IMCD NV	248,587
29,400	Industria de Diseno Textil SA	1,741,262
4,180	InterContinental Hotels Group PLC	455,092
262,300	International Consolidated Airlines Group SA	599,617
93,000	Isuzu Motors Ltd	1,268,071
46,600	ITOCHU Corp	2,511,512
79,800	Iveco Group NV	803,347
4,600	Japan Airlines Co Ltd	80,452
54,800	Jardine Cycle & Carriage Ltd	1,175,607
19,400	JB Hi-Fi Ltd	1,067,709
79,091	JD Sports Fashion PLC	163,028
192,600	JVCKenwood Corp	1,820,092
3,400	Kaufman & Broad SA	118,044
2,052	Kering SA	590,674
413,099	Kingfisher PLC	1,782,279
3,400	Kohnan Shoji Co Ltd	90,591
23,400	Komeri Co Ltd	605,802
2,680	La Francaise des Jeux SAEM(a)	110,281
65,018	Lottery Corp Ltd	229,203
7,326	LVMH Moet Hennessy Louis Vuitton SE	5,618,144
172,500	Marubeni Corp	2,850,019
8,800	MatsukiyoCocokara & Co	144,983
13,500	Mazda Motor Corp	103,147
2,100	McDonald's Holdings Co Japan Ltd	100,060
59,055	Mercedes-Benz Group AG	3,826,722
88,900	Mitsubishi Corp	1,847,329
105,300	Mitsui & Co Ltd	2,354,933
34,200	Mitsui-Soko Holdings Co Ltd	1,481,146
5,612	Moncler SpA	356,793
3,280	Next PLC	429,581
78,300	NGK Insulators Ltd	1,029,812
28,000	Nintendo Co Ltd	1,496,639
59,600	Nissan Motor Co Ltd	169,302
34,800	Niterra Co Ltd	980,501
2,000	Nitori Holdings Co Ltd	297,765
75,400	Okamura Corp	1,046,765
29,200	Oriental Land Co Ltd	755,328
10,900	Pan Pacific International Holdings Corp	283,224
60,700	Panasonic Holdings Corp	533,235
6,026	Pandora A/S	993,194
8,707	Persimmon PLC	191,547
173,500	Pets at Home Group PLC	707,945
305,100	Piaggio & C SpA	895,099
185,500	Pirelli & C SpA(a)	1,126,498

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
122,841	Puma SE	$ 5,136,734
300,754	Qantas Airways Ltd(b)	1,535,191
144	Rational AG	147,017
5,861	Reece Ltd	114,940
5,209	Renault SA	226,450
50,590	Rexel SA	1,466,439
350,000	RS Group PLC	3,801,781
71,600	Sands China Ltd(b)	180,310
122,800	Sankyo Co Ltd	1,809,950
770	SEB SA	87,892
9,900	Sekisui Chemical Co Ltd	154,794
16,300	Sekisui House Ltd	452,581
6,098	Seven Group Holdings Ltd	180,089
2,000	Shimano Inc	380,736
37,800	Singapore Airlines Ltd	199,543
2,309	Sodexo SA	189,300
59,300	Sojitz Corp	1,405,034
165,500	Sony Group Corp	3,215,267
122,571	Stellantis NV	1,699,850
68,300	Subaru Corp	1,208,305
70,900	Sumitomo Corp	1,592,134
20,400	Sumitomo Electric Industries Ltd	331,249
31,400	Sumitomo Forestry Co Ltd	1,545,657
122,600	Super Retail Group Ltd	1,535,609
40,900	Suzuki Motor Corp	460,530
6,936	Swatch Group AG	1,283,953
89,320	Taylor Wimpey PLC	196,416
2,700	Toho Co Ltd	109,511
55,500	Tokmanni Group Corp	683,904
10,300	Tokyo Gas Co Ltd	239,919
69,100	Toyota Boshoku Corp	908,391
3,800	Toyota Industries Corp	294,662
273,400	Toyota Motor Corp	4,914,095
16,800	Toyota Tsusho Corp	307,166
22,612	Universal Music Group NV	591,559
13,900	Valor Holdings Co Ltd	214,096
5,753	Volvo AB Class A	153,620
137,296	Volvo AB Class B	3,631,781
19,562	Volvo Car AB Class B(b)	53,854
176,300	VTech Holdings Ltd	1,225,780
30,640	Wesfarmers Ltd	1,487,901
4,500	Whitbread PLC	188,844
130,000	Yamaha Motor Co Ltd	1,170,794
46,400	Yokohama Rubber Co Ltd	1,042,881
231,000	Yue Yuen Industrial Holdings Ltd	437,930
6,348	Zalando SE(a)(b)	209,814
2,400	Zensho Holdings Co Ltd	132,974
		141,063,169
Consumer, Non-Cyclical — 22.66%
17,561	Adecco Group AG	598,906
583	Adyen NV(a)(b)	912,758
17,900	Aeon Co Ltd	486,170
12,200	Ajinomoto Co Inc	472,163
68,315	Alcon Inc	6,836,982
3,007	Amplifon SpA	86,543
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
24,124	Anheuser-Busch InBev SA	$ 1,598,633
17,700	Arcs Co Ltd	317,269
1,588	Argenx SE(b)	858,617
37,800	Asahi Group Holdings Ltd	495,443
11,611	Ashtead Group PLC	899,320
47,500	Astellas Pharma Inc	548,975
41,444	AstraZeneca PLC	6,455,309
18,100	Austevoll Seafood ASA	165,856
788	Bachem Holding AG	66,429
92	Barry Callebaut AG	170,332
40,219	Bayer AG	1,360,681
2,708	Beiersdorf AG	407,608
950	BioMerieux	113,857
38,290	Brambles Ltd	502,585
93,240	British American Tobacco PLC	3,398,109
8,775	Bureau Veritas SA	291,125
873	Carl Zeiss Meditec AG	69,259
2,413	Carlsberg A/S Class B	287,332
66,803	Carrefour SA	1,139,090
36	Chocoladefabriken Lindt & Spruengli AG	693,338
17,900	Chugai Pharmaceutical Co Ltd	867,633
423,500	CK Hutchison Holdings Ltd	2,401,125
92,300	Cloetta AB Class B	222,301
8,610	Coca-Cola Europacific Partners PLC	678,038
51,256	Coca-Cola HBC AG	1,826,023
23,707	Cochlear Ltd	4,613,376
34,626	Coles Group Ltd	431,664
3,336	Coloplast A/S Class B	434,833
30,838	CSL Ltd	6,091,520
10,400	Dai Nippon Printing Co Ltd	185,695
195,700	Daiichi Sankyo Co Ltd	6,249,722
17,213	Danone SA	1,253,788
16,010	Davide Campari-Milano NV	135,710
2,993	Demant A/S(b)	116,521
59,103	Diageo PLC	2,064,069
530	DiaSorin SpA	61,971
6,553	Edenred SE	248,199
6,700	Eisai Co Ltd	249,742
101,200	Elders Ltd	589,645
42,575	Endeavour Group Ltd	147,230
8,027	EssilorLuxottica SA	1,901,796
15,528	Essity AB Class B	484,531
3,433	Eurofins Scientific SE	217,657
114,168	Experian PLC	6,011,668
548,400	First Resources Ltd	625,652
16,312	Fisher & Paykel Healthcare Corp Ltd	361,574
5,396	Fresenius Medical Care AG	229,286
32,299	Fresenius SE & Co KGaA	1,232,232
30,700	FUJIFILM Holdings Corp	794,729
1,304	Galderma Group AG(b)	121,102
8,762	Genmab A/S(b)	2,124,205
7,376	Getinge AB Class B	158,744
8,949	Grifols SA(b)	101,704
362,904	GSK PLC	7,386,670
195,096	Haleon PLC	1,020,582
3,649	Heineken Holding NV	275,685

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,845	Heineken NV	$ 696,404
2,931	Henkel AG & Co KGaA	249,172
43,049	Hikma Pharmaceuticals PLC	1,101,034
105,534	Imperial Brands PLC	3,068,478
511,000	Inghams Group Ltd	1,039,520
4,484	Intertek Group PLC	309,712
3,843	Ipsen SA	473,383
22,020	Itoham Yonekyu Holdings Inc	594,283
298,968	J Sainsbury PLC	1,182,320
32,900	Japan Tobacco Inc	959,323
4,137	JDE Peet's NV	86,391
6,733	Jeronimo Martins SGPS SA	132,209
59,200	Kanamoto Co Ltd	1,236,913
12,000	Kao Corp	593,120
4,252	Kerry Group PLC Class A	440,628
7,836	Kesko OYJ Class B	167,178
20,200	Kikkoman Corp	229,806
20,300	Kirin Holdings Co Ltd	309,369
4,200	Kobe Bussan Co Ltd	130,991
124,975	Koninklijke Ahold Delhaize NV	4,316,775
20,934	Koninklijke Philips NV(b)	686,336
5,900	Kyowa Kirin Co Ltd	104,116
6,460	Lifco AB Class B	212,752
2,708	Lonza Group AG	1,718,453
41,100	Loomis AB	1,350,296
6,393	L'Oreal SA	2,867,501
13	Lotus Bakeries NV	174,449
292,800	Marks & Spencer Group PLC	1,460,815
54,900	Megmilk Snow Brand Co Ltd	1,034,673
6,100	MEIJI Holdings Co Ltd	152,576
3,438	Merck KGaA	606,914
207,100	Metcash Ltd	511,937
711,500	Mitie Group PLC	1,126,820
39,617	Mowi ASA	711,654
69,949	Nestle SA	7,029,346
14,948	Nexi SpA(a)(b)	101,560
47,500	Nippon Shinyaku Co Ltd	1,239,540
6,300	Nissin Foods Holdings Co Ltd	176,049
78,100	Nissui Corp	501,424
305	NMC Health PLC(b)(c)	20
128,248	Novartis AG	14,766,781
85,975	Novo Nordisk A/S Class B	10,197,625
33,100	Olympus Corp	629,208
107,900	Ono Pharmaceutical Co Ltd	1,448,377
2,569	Orion OYJ Class B	140,766
146,846	Orkla ASA	1,384,969
34,000	Otsuka Holdings Co Ltd	1,931,170
5,396	Pernod Ricard SA	816,375
6,245	QIAGEN NV	282,299
5,738	Ramsay Health Care Ltd	164,702
2,564	Randstad NV	127,396
18,440	Reckitt Benckiser Group PLC	1,127,992
2,790	Recordati Industria Chimica e Farmaceutica SpA	157,876
39,500	Recruit Holdings Co Ltd	2,399,720
49,867	RELX PLC	2,353,869
65,709	Rentokil Initial PLC	321,221
41,551	Roche Holding AG	13,315,044
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,736	Salmar ASA	$ 91,053
19,467	Sandoz Group AG	811,247
56,939	Sanofi SA	6,555,929
97,200	Santen Pharmaceutical Co Ltd	1,179,943
711	Sartorius Stedim Biotech	148,869
7,500	Scandinavian Tobacco Group A/S(a)	115,134
10,600	Secom Co Ltd	392,084
115,053	Securitas AB Class B	1,460,581
60,600	Seven & i Holdings Co Ltd	912,494
4,021	SGS SA	448,990
103,500	Shionogi & Co Ltd	1,483,588
10,500	Shiseido Co Ltd	285,565
7,731	Siemens Healthineers AG	464,330
22,461	Smith & Nephew PLC	348,465
2,800	Societe BIC SA	188,261
174,000	Sonae SGPS SA(b)	183,810
11,595	Sonic Healthcare Ltd	218,086
1,368	Sonova Holding AG	492,747
2,977	Straumann Holding AG	486,964
47,800	Suedzucker AG	600,194
18,000,000	Sumber Alfaria Trijaya Tbk PT	3,756,924
3,200	Suntory Beverage & Food Ltd	120,493
4,883	Swedish Orphan Biovitrum AB(b)	157,224
14,300	Sysmex Corp	283,051
42,300	Takeda Pharmaceutical Co Ltd	1,218,815
12,000	Tecan Group AG	3,943,443
35,300	Terumo Corp	668,740
827,062	Tesco PLC	3,969,879
65,300	Teva Pharmaceutical Industries Ltd(b)	1,179,274
31,074	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	559,953
6,400	TOPPAN Holdings Inc	190,479
83,308	Transurban Group	752,692
24,553	Treasury Wine Estates Ltd	202,695
3,477	UCB SA	627,659
10,600	Unicharm Corp	381,874
66,550	Unilever PLC	4,313,771
1,072,000	United Laboratories International Holdings Ltd	1,380,185
1,773,443	WH Group Ltd(a)	1,396,762
42,100	Wilmar International Ltd	109,191
15,899	Wise PLC Class A(b)	142,852
6,699	Wolters Kluwer NV	1,129,934
33,013	Woolworths Group Ltd	758,612
6,600	Yakult Honsha Co Ltd	152,848
1,707	Zealand Pharma A/S(b)	207,693
107,600	Zigup PLC(b)	553,580
		216,825,898
Diversified — 0.02%
3,700	Jardine Matheson Holdings Ltd	144,300
Energy — 4.05%
8,529	Aker BP ASA	182,546

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Energy — (continued)
6,428	Ampol Ltd	$ 135,592
35,556	APA Group	190,286
768,794	BP PLC	4,009,169
2,332	DCC PLC(b)	159,048
304,500	ENEOS Holdings Inc	1,667,188
132,469	Eni SpA	2,015,857
71,832	Equinor ASA	1,817,255
11,747	Galp Energia SGPS SA	219,873
23,200	Idemitsu Kosan Co Ltd	168,231
93,900	Inpex Corp	1,271,292
10,328	Neste OYJ	200,653
344,200	New Hope Corp Ltd	1,234,450
29,167	OMV AG	1,247,771
219,075	Repsol SA	2,889,448
34,300	Rubis SCA	937,080
87,196	Santos Ltd	422,499
319,648	Shell PLC	10,367,814
109,912	TotalEnergies SE	7,137,187
26,048	Vestas Wind Systems A/S	573,152
204,700	Whitehaven Coal Ltd	1,015,180
52,024	Woodside Energy Group Ltd	896,748
		38,758,319
Financial — 20.88%
72,184	3i Group PLC	3,196,680
111,170	ABN AMRO Bank NV(a)	2,009,051
6,879	Admiral Group PLC	256,323
165,318	Aegon Ltd	1,061,860
5,178	AerCap Holdings NV	490,460
26,055	Ageas SA	1,390,274
298,600	AIA Group Ltd	2,607,631
47,394	AIB Group PLC	271,488
17,006	Allianz SE	5,593,609
1,705	Amundi SA(a)	127,444
174,843	ANZ Group Holdings Ltd	3,674,476
17,494	ASR Nederland NV	857,599
4,981	ASX Ltd	219,687
247,485	Aviva PLC	1,602,573
92,845	AXA SA	3,574,248
813	Azrieli Group Ltd	56,695
1,214	Baloise Holding AG	248,255
295,324	Banco Bilbao Vizcaya Argentaria SA	3,190,176
31,026	Banco BPM SpA	209,626
1,785,900	Banco Comercial Portugues SA	805,920
142,048	Banco de Sabadell SA	301,673
882,304	Banco Santander SA	4,520,816
32,991	Bank Hapoalim BM	330,672
42,859	Bank Leumi Le-Israel BM	419,717
117,116	Bank of Ireland Group PLC	1,307,898
935	Banque Cantonale Vaudoise	96,570
389,686	Barclays PLC	1,170,584
16,500	BAWAG Group AG(a)	1,278,372
64,234	BNP Paribas SA	4,407,854
98,500	BOC Hong Kong Holdings Ltd	312,073
97,668	CaixaBank SA	582,878
88,900	CapitaLand Ascendas REIT	196,859
Shares		Fair Value
Financial — (continued)
151,722	CapitaLand Integrated Commercial Trust REIT	$ 249,383
66,500	Capitaland Investment Ltd	160,782
12,200	Chiba Bank Ltd	99,166
49,000	CK Asset Holdings Ltd	213,326
26,859	Commerzbank AG	495,400
44,465	Commonwealth Bank of Australia	4,147,497
13,490	Computershare Ltd	235,169
30,900	Concordia Financial Group Ltd	172,483
1,830	Covivio SA REIT	111,367
90,955	Credit Agricole SA	1,390,967
55,300	Credit Saison Co Ltd	1,387,694
24,100	Dai-ichi Life Holdings Inc	625,331
1,600	Daito Trust Construction Co Ltd	194,890
36,600	Daiwa Securities Group Inc	259,592
111,235	Danske Bank A/S	3,345,806
92,630	DBS Group Holdings Ltd	2,743,174
179,127	Deutsche Bank AG	3,100,995
5,130	Deutsche Boerse AG	1,204,366
30,531	Dexus REIT	159,300
77,951	DNB Bank ASA	1,598,545
66,700	EFG International AG	896,673
9,299	EQT AB	319,216
29,317	Erste Group Bank AG	1,606,531
12,600	Eurazeo SE	1,036,511
1,975	Euronext NV(a)	214,381
2,597	EXOR NV	278,409
19,721	Fastighets AB Balder Class B(b)	173,432
17,035	FinecoBank Banca Fineco SpA	292,355
1,500	Futu Holdings Ltd ADR(b)	143,475
1,177	Gecina SA REIT	135,519
27,641	Generali	800,006
5,538	Gjensidige Forsikring ASA(b)	103,592
46,238	Goodman Group REIT	1,179,482
55,262	GPT Group REIT	189,483
2,181	Groupe Bruxelles Lambert NV	169,953
159,300	Gunma Bank Ltd	983,741
22,100	Hang Seng Bank Ltd	274,972
1,568	Hannover Rueck SE	447,601
10,822	Hargreaves Lansdown PLC	161,211
338,000	Helia Group Ltd	943,895
1,042	Helvetia Holding AG	180,194
36,000	Henderson Land Development Co Ltd	114,003
31,800	Hong Kong Exchanges & Clearing Ltd	1,299,042
28,600	Hongkong Land Holdings Ltd	100,100
744,178	HSBC Holdings PLC	6,675,051
11,300	Hulic Co Ltd	115,028
3,160	Industrivarden AB Class A	116,868
4,672	Industrivarden AB Class C	172,039
190,925	ING Groep NV	3,463,962
58,928	Insurance Australia Group Ltd	299,474
200,000	Intermediate Capital Group PLC	5,967,039
390,789	Intesa Sanpaolo SpA	1,672,853

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
163,800	Investec PLC	$ 1,245,596
45,482	Investor AB Class B	1,401,583
30,199	Israel Discount Bank Ltd Class A	169,191
16,500	Jaccs Co Ltd	446,585
24,600	Japan Exchange Group Inc	319,709
37,200	Japan Post Bank Co Ltd	349,206
187,400	Japan Post Holdings Co Ltd	1,797,007
5,200	Japan Post Insurance Co Ltd	95,504
35	Japan Real Estate Investment Corp REIT	139,146
13,752	Julius Baer Group Ltd	829,300
14,800	Jyske Bank A/S	1,151,896
6,500	KBC Group NV	517,128
5,004	Klepierre SA REIT	163,961
1,921	L E Lundbergforetagen AB Class B	110,013
18,729	Land Securities Group PLC REIT	163,138
2,005	LEG Immobilien SE	209,911
183,134	Legal & General Group PLC	554,796
70,567	Link REIT	351,795
3,122,978	Lloyds Banking Group PLC	2,454,743
12,809	London Stock Exchange Group PLC	1,752,838
56,506	M&G PLC	156,664
34,665	Macquarie Group Ltd	5,546,787
230,800	Mapfre SA	614,645
65,009	Medibank Pvt Ltd	164,014
85,299	Mediobanca Banca di Credito Finanziario SpA(b)	1,457,455
81,600	Mercialys SA REIT	1,100,969
107,460	Mirvac Group REIT	158,950
31,900	Mitsubishi Estate Co Ltd	503,838
165,700	Mitsubishi HC Capital Inc	1,176,822
468,500	Mitsubishi UFJ Financial Group Inc	4,810,840
71,500	Mitsui Fudosan Co Ltd	673,734
4,125	Mizrahi Tefahot Bank Ltd	161,216
136,000	Mizuho Financial Group Inc	2,811,234
35,300	MS&AD Insurance Group Holdings Inc	829,698
8,736	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,813,932
82,422	National Australia Bank Ltd	2,133,924
465,609	NatWest Group PLC	2,154,846
225	Nippon Building Fund Inc REIT	206,173
53	Nippon Prologis Inc REIT	90,786
58,850	NN Group NV	2,936,392
84,000	Nomura Holdings Inc	438,395
2,500	Nomura Real Estate Holdings Inc	67,358
175,993	Nordea Bank Abp	2,077,583
83,700	ORIX Corp	1,958,484
91,500	Oversea-Chinese Banking Corp Ltd	1,071,097
599	Partners Group Holding AG	903,098
21,772	Phoenix Group Holdings PLC	162,933
74,762	Prudential PLC	693,387
Shares		Fair Value
Financial — (continued)
166,374	QBE Insurance Group Ltd	$ 1,899,742
1,277	REA Group Ltd	176,712
59,100	Resona Holdings Inc	414,119
22,900	Ricoh Leasing Co Ltd	793,451
6,482	Sagax AB Class B	184,600
13,425	Sampo OYJ Class A	626,148
7,800	SBI Holdings Inc	180,512
141,905	Scentre Group REIT	356,733
18,580	Schroders PLC	87,012
35,600	SCOR SE	796,378
35,998	Segro PLC REIT	421,819
11,100	Shizuoka Financial Group Inc	96,817
22,400	Singapore Exchange Ltd	198,481
89,735	Sino Land Co Ltd	97,999
41,883	Skandinaviska Enskilda Banken AB Class A	641,155
60,361	Societe Generale SA	1,504,155
406	Sofina SA	114,739
25,900	Sompo Holdings Inc	583,807
171,147	Standard Chartered PLC	1,814,726
294,565	Stockland REIT	1,062,448
163,200	Sumitomo Mitsui Financial Group Inc	3,487,033
17,800	Sumitomo Mitsui Trust Holdings Inc	426,042
6,900	Sumitomo Realty & Development Co Ltd	233,569
38,500	Sun Hung Kai Properties Ltd	417,142
34,380	Suncorp Group Ltd	429,311
1,105,900	Supermarket Income PLC REIT	1,107,719
154,766	Svenska Handelsbanken AB Class A	1,589,748
74,572	Swedbank AB Class A	1,582,840
12,000	Swire Pacific Ltd Class A	102,328
761	Swiss Life Holding AG	636,773
2,035	Swiss Prime Site AG	228,070
27,404	Swiss Re AG	3,792,152
13,600	Sydbank AS	669,417
12,000	T&D Holdings Inc	211,570
1,983	Talanx AG	167,157
49,900	Tokio Marine Holdings Inc	1,840,035
9,955	Tryg A/S	236,081
160,267	UBS Group AG	4,959,310
3,195	Unibail-Rodamco-Westfield REIT	279,827
103,552	UniCredit SpA	4,546,109
79,500	United Overseas Bank Ltd	1,984,477
1,400	Valiant Holding AG	164,424
114,667	Vicinity Ltd REIT	174,710
20,118	Vonovia SE	734,441
4,917	Warehouses De Pauw CVA REIT	131,209
6,549	Washington H Soul Pattinson & Co Ltd	156,866
92,667	Westpac Banking Corp	2,025,000
31,000	Wharf Holdings Ltd	88,024
44,000	Wharf Real Estate Investment Co Ltd	153,663

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
3,887	Zurich Insurance Group AG	$ 2,348,370
		199,844,635
Industrial — 14.33%
42,495	ABB Ltd	2,465,374
733	Acciona SA	103,996
5,498	ACS Actividades de Construccion y Servicios SA	253,772
1,951	Aena SME SA(a)	428,588
1,044	Aeroports de Paris SA	134,078
10,200	AGC Inc	330,992
15,785	Airbus SE	2,310,239
7,182	Alfa Laval AB	345,282
9,600	Alstom SA	199,458
92,500	Amada Co Ltd	944,397
89	AP Moller - Maersk A/S Class A	144,243
117	AP Moller - Maersk A/S Class B	196,886
26,432	Assa Abloy AB Class B	890,492
72,513	Atlas Copco AB Class A	1,405,332
42,917	Atlas Copco AB Class B	736,364
39,752	Auckland International Airport Ltd	188,651
81,754	BAE Systems PLC	1,356,740
224,900	Balfour Beatty PLC	1,294,730
8,482	Beijer Ref AB	139,645
3,600	Bekaert SA	147,972
20,700	Bilfinger SE	1,118,034
44,856	Bouygues SA	1,501,386
102,500	bpost SA	292,662
62,300	Brother Industries Ltd	1,221,855
1,600	Bucher Industries AG	726,247
21,900	Cargotec OYJ Class B	1,279,359
14,324	Cellnex Telecom SA(a)	580,736
20,400	Central Japan Railway Co	471,037
137,715	Chemring Group PLC	673,140
39,947	Cie de Saint-Gobain SA(b)	3,643,273
15,000	CK Infrastructure Holdings Ltd	102,044
22,700	D/S Norden A/S	942,776
7,900	Daifuku Co Ltd	152,927
6,900	Daikin Industries Ltd	968,491
559	Dassault Aviation SA	115,427
57,718	Deutsche Post AG	2,574,613
10,000	Dfds A/S	255,775
28,147	DSV A/S	5,792,936
24,100	East Japan Railway Co	478,288
2,073	Eiffage SA	200,181
721	Elbit Systems Ltd	143,477
16,897	Epiroc AB Class A	365,980
9,400	Epiroc AB Class B	178,250
25,400	FANUC Corp	746,009
13,884	Ferrovial SE	596,694
480,200	Firstgroup PLC	937,326
400	Forbo Holding AG	416,495
3,600	Fuji Electric Co Ltd	218,136
3,635	GEA Group AG	178,284
912	Geberit AG	595,359
Shares		Fair Value
Industrial — (continued)
8,984	Getlink SE	$ 160,245
10,522	Halma PLC	367,766
6,500	Hankyu Hanshin Holdings Inc	200,795
28,800	Hanwa Co Ltd	1,003,430
18,791	Heidelberg Materials AG	2,047,093
53,518	Hexagon AB Class B	576,446
3,300	Hitachi Construction Machinery Co Ltd	80,883
123,200	Hitachi Ltd	3,266,936
64,367	Holcim AG	6,303,645
64,800	Hosiden Corp	947,780
9,400	Hoya Corp	1,301,933
9,566	Husqvarna AB Class B	67,007
2,900	Ibiden Co Ltd	89,630
6,913	Indutrade AB	215,132
8,509	Infrastrutture Wireless Italiane SpA(a)	104,656
5,357	InPost SA(b)	101,141
1,200	Interroll Holding AG	3,642,597
4,030	Investment AB Latour Class B	125,910
11,059	James Hardie Industries PLC(b)	439,457
21,500	Jungheinrich AG	649,569
26,600	Kaga Electronics Co Ltd	520,000
11,700	Kajima Corp	219,295
15,100	Kalmar OYJ Class B(b)	490,887
23,500	Kamigumi Co Ltd	537,491
9,100	Kawasaki Kisen Kaisha Ltd	141,865
3,700	Keisei Electric Railway Co Ltd	110,308
38,000	Keppel Ltd	195,193
5,200	Keyence Corp	2,492,163
4,328	Kingspan Group PLC	405,920
2,117	Knorr-Bremse AG	188,635
61,700	Komatsu Ltd	1,727,275
9,163	Kone OYJ Class B	548,146
19,800	Konecranes OYJ	1,487,627
2,517	Kongsberg Gruppen ASA	245,859
243,300	Koninklijke BAM Groep NV	1,139,915
5,000	Krones AG	719,650
28,300	Kubota Corp	404,080
1,216	Kuehne + Nagel International AG	332,234
34,800	Kyocera Corp	406,715
7,044	Legrand SA	811,511
54,760	Leonardo SpA	1,225,602
15,600	Logista Integral SA	469,583
36,000	Macnica Holdings Inc	501,327
6,800	Makita Corp	229,715
31,429	Melrose Industries PLC	192,038
14,724	Metso OYJ	157,435
8,800	MINEBEA MITSUMI Inc	173,945
50,400	Mitsubishi Electric Corp	817,536
85,300	Mitsubishi Heavy Industries Ltd	1,274,723
9,900	Mitsui OSK Lines Ltd	342,744
40,000	MTR Corp Ltd	149,527
14,484	MTU Aero Engines AG	4,526,665
45,600	Murata Manufacturing Co Ltd	902,366
36,479	Nibe Industrier AB Class B	199,929
23,200	Nidec Corp	488,432
22,700	Nippon Express Holdings Inc	1,195,536

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
12,100	Nippon Yusen KK	$ 444,452
18,500	Obayashi Corp	235,758
4,500	Omron Corp	205,739
12,682	Orica Ltd	161,999
3,000	Per Aarsleff Holding A/S	180,989
12,968	Poste Italiane SpA(a)	182,112
7,309	Prysmian SpA	531,793
90,500	QinetiQ Group PLC	545,126
1,185	Rheinmetall AG	644,198
2,600	ROCKWOOL A/S Class B	1,220,585
223,580	Rolls-Royce Holdings PLC(b)	1,581,788
8,736	Saab AB Class B	186,169
9,080	Safran SA	2,136,737
27,964	Sandvik AB	625,754
5,200	Sankyu Inc	175,618
1,779	Schindler Holding AG	516,322
14,640	Schneider Electric SE	3,859,227
2,100	SCREEN Holdings Co Ltd	147,675
22,800	Seino Holdings Co Ltd	383,551
8,100	SG Holdings Co Ltd	86,875
5,700	Shimadzu Corp	190,645
20,188	Siemens AG	4,084,200
17,431	Siemens Energy AG(b)	643,552
228,472	SIG Group AG	5,093,762
42,400	Signify NV(a)	1,000,198
19,049	Sika AG	6,314,087
47,200	Singapore Technologies Engineering Ltd	170,474
30,000	SITC International Holdings Co Ltd	80,470
10,018	Skanska AB Class B	208,828
67,742	SKF AB Class B	1,349,345
1,500	SMC Corp	670,831
9,907	Smiths Group PLC	222,508
1,875	Spirax Group PLC	188,884
15,240	Stora Enso OYJ Class R	194,982
35,100	Sumitomo Heavy Industries Ltd	849,313
17,954	Svenska Cellulosa AB SCA Class B	261,756
4,200	Taisei Corp	184,433
51,000	TDK Corp	651,491
37,500	Techtronic Industries Co Ltd	559,816
11,704	Tenaris SA	185,765
2,519	Thales SA	400,349
13,800	Tokyu Corp	178,709
3,300	TOTO Ltd	122,752
5,590	Trelleborg AB Class B	215,164
89,100	Tsubakimoto Chain Co	1,174,984
7,241	VAT Group AG(a)	3,703,038
42,600	Verallia SA(a)	1,246,810
13,363	Vinci SA	1,562,092
13,171	Wartsila OYJ Abp	294,724
11,400	West Japan Railway Co	216,502
40,700	Wienerberger AG	1,345,566
5,900	Yaskawa Electric Corp	206,538
6,500	Yokogawa Electric Corp	166,562
		137,139,948
Shares		Fair Value
Technology — 7.82%
20,500	Advantest Corp	$ 964,141
1,231	ASM International NV	812,166
16,163	ASML Holding NV	13,445,386
2,134	BE Semiconductor Industries NV	272,172
1,805	Bechtle AG	80,742
29,800	Bell System24 Holdings Inc	314,082
80,000	Canon Inc	2,634,824
8,900	Capcom Co Ltd	207,585
4,085	Capgemini SE	881,956
2,398	Check Point Software Technologies Ltd(b)	462,358
21,000	Computacenter PLC	694,369
16,173	CyberArk Software Ltd(b)	4,716,209
18,132	Dassault Systemes SE	720,219
22,400	Disco Corp	5,900,782
63,900	Ferrotec Holdings Corp	1,038,977
43,800	Fujitsu Ltd	900,503
3,160	Global-e Online Ltd(b)	121,470
7,400	Hamamatsu Photonics KK	96,557
52,100	Indra Sistemas SA	957,697
59,723	Infineon Technologies AG	2,096,754
25,000	Kinaxis Inc(b)	2,969,980
3,700	Kokusai Electric Corp	83,430
2,500	Konami Group Corp	254,946
2,300	Lasertec Corp	383,471
4,375	Logitech International SA	391,829
15,936	Monday.com Ltd(b)	4,426,543
6,400	NEC Corp	618,025
1,762	Nemetschek SE	183,142
9,900	Nexon Co Ltd	196,732
1,571	Nice Ltd(b)	273,135
17,000	Nice Ltd Sponsored ADR(b)	2,952,390
10,800	Nomura Research Institute Ltd	400,806
16,000	Nova Ltd(b)	3,333,440
17,000	NTT Data Group Corp	305,961
9,000	Obic Co Ltd	315,758
1,400	Oracle Corp Japan	144,541
6,800	Otsuka Corp	167,939
341,000	PAX Global Technology Ltd	227,888
1,489	Pro Medicus Ltd	183,272
45,000	Renesas Electronics Corp	653,070
12,200	Ricoh Co Ltd	132,401
7,800	Rohm Co Ltd	87,872
26,107	Sage Group PLC	358,437
42,946	SAP SE	9,823,168
3,000	SCSK Corp	62,203
74,900	Seiko Epson Corp	1,385,550
446,700	Serco Group PLC	1,066,128
5,500	Sopra Steria Group SACA	1,156,484
46,371	STMicroelectronics NV	1,384,842
9,600	SUMCO Corp	103,833
1,554	Teleperformance SE	160,762
1,427	Temenos AG	99,910
3,800	TietoEVRY OYJ	78,500
6,400	TIS Inc	163,371
11,900	Tokyo Electron Ltd	2,122,195
4,295	WiseTech Global Ltd	406,720

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
4,115	Xero Ltd(b)	$ 425,349
		74,802,972
Utilities — 2.24%
494,800	A2A SpA	1,142,972
104,600	AGL Energy Ltd	854,624
658	BKW AG	119,321
137,289	Centrica PLC	214,648
15,400	Chubu Electric Power Co Inc	180,983
45,000	CLP Holdings Ltd	393,409
151,400	Drax Group PLC	1,302,506
59,641	E.ON SE	888,172
8,308	EDP Renovaveis SA	144,965
85,542	EDP SA	390,140
892	Elia Group SA	101,947
9,453	Endesa SA	206,518
217,961	Enel SpA	1,741,033
146,620	Engie SA	2,535,388
11,470	Fortum OYJ	188,743
290,000	Hong Kong & China Gas Co Ltd	236,867
162,697	Iberdrola SA(b)	2,515,161
513,500	Iren SpA	1,164,963
19,800	Kansai Electric Power Co Inc	328,143
23,463	Mercury NZ Ltd	96,377
29,863	Meridian Energy Ltd	112,590
129,573	National Grid PLC	1,790,222
44,644	Origin Energy Ltd	309,252
4,776	Orsted A/S(a)	316,326
10,300	Osaka Gas Co Ltd	232,287
38,000	Power Assets Holdings Ltd	242,230
11,832	Redeia Corp SA	230,027
16,432	RWE AG	598,665
19,500	Sembcorp Industries Ltd	83,825
7,374	Severn Trent PLC	260,967
57,559	Snam SpA	293,191
28,303	SSE PLC	713,172
40,127	Terna - Rete Elettrica Nazionale	361,418
38,600	Tokyo Electric Power Co Holdings Inc(b)	171,194
18,716	United Utilities Group PLC	262,279
17,792	Veolia Environnement SA	585,772
1,700	Verbund AG	140,655
		21,450,952
TOTAL COMMON STOCK — 96.80% (Cost $812,729,913)		$926,284,351
Shares		Fair Value
PREFERRED STOCK
Consumer, Cyclical — 0.28%
1,521	Bayerische Motoren Werke AG	$ 126,224
2,962	Dr Ing hc F Porsche AG	236,706
3,891	Porsche Automobil Holding SE	178,275
99,600	Schaeffler AG	515,228
15,020	Volkswagen AG	1,595,315
		2,651,748
Consumer, Non-Cyclical — 0.04%
4,588	Henkel AG & Co KGaA	431,272
Industrial — 0.02%
729	Sartorius AG	204,980
TOTAL PREFERRED STOCK — 0.34% (Cost $4,006,998)		$3,288,000
RIGHTS
Consumer, Non-Cyclical — 0.00%(d)
48,653	RELX PLC(b)	5
Financial — 0.00%(d)
74,762	Prudential PLC(b)	10
TOTAL RIGHTS — 0.00%(d) (Cost $0)		$15
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.63%
$6,011,500	U.S. Treasury Bills(e) 4.68%, 11/14/2024	5,977,313
TOTAL SHORT TERM INVESTMENTS — 0.63% (Cost $5,977,313)		$5,977,313
TOTAL INVESTMENTS — 97.77% (Cost $822,714,224)		$935,549,679
OTHER ASSETS & LIABILITIES, NET — 2.23%		$21,369,865
TOTAL NET ASSETS — 100.00%		$956,919,544

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Represents less than 0.005% of net assets.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	87	USD	10,822	Dec 2024	$143,170
				Net Appreciation	$143,170
As of September 30, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	2,687	AUD	3,964	10/01/2024	$(54)
CGM	USD	332,326	CHF	295,000	10/10/2024	(16,681)
CGM	USD	10,764	EUR	9,659	10/01/2024	12
CGM	USD	361,012	EUR	332,000	10/10/2024	(8,718)
CGM	USD	21,223	GBP	16,515	10/10/2024	(856)
CGM	USD	47,766	GBP	35,734	11/01/2024	(4)
CGM	USD	6,277	JPY	898,875	11/12/2024	(16)
CGM	USD	7,197	JPY	1,030,200	11/15/2024	(18)
CGM	USD	4,717	JPY	663,000	11/20/2024	70
CGM	USD	269,451	JPY	38,766,581	12/02/2024	(2,628)
CGM	USD	151,751	JPY	21,827,191	12/04/2024	(1,489)
CGM	USD	137,757	JPY	19,812,055	12/05/2024	(1,357)
CGM	USD	50,431	JPY	7,251,945	12/06/2024	(499)
CGM	USD	57,457	JPY	8,259,237	12/09/2024	(573)
CGM	USD	5,631	JPY	809,200	12/11/2024	(57)
CGM	USD	2,506	JPY	359,975	12/16/2024	(26)
CGM	USD	13,646	JPY	1,959,386	12/18/2024	(140)
MEL	USD	18,908	AUD	27,867	10/09/2024	(359)
MEL	USD	8,313	AUD	12,451	10/10/2024	(296)
MEL	USD	46,245	EUR	41,520	10/01/2024	27
MEL	USD	12,116	EUR	10,824	10/09/2024	62
MEL	USD	6,429	GBP	4,883	10/04/2024	(99)
MEL	USD	3,157	GBP	2,416	10/08/2024	(73)
MEL	USD	11,324	GBP	8,601	10/17/2024	(174)
MEL	USD	4,874	GBP	3,729	10/18/2024	(112)
MEL	USD	4,112	HKD	32,000	10/25/2024	(5)
MEL	USD	2,121	JPY	304,300	10/30/2024	(6)
MEL	USD	20,739	JPY	3,000,000	11/14/2024	(270)
MEL	USD	5,869	JPY	845,920	11/18/2024	(57)
MEL	USD	14,947	JPY	2,153,390	11/21/2024	(146)
MEL	USD	50,096	JPY	7,216,500	11/22/2024	(488)
MEL	USD	4,114	JPY	592,450	11/25/2024	(40)
MEL	USD	52,180	JPY	7,512,045	11/27/2024	(505)
MEL	USD	15,262	JPY	2,196,655	11/29/2024	(148)
MEL	USD	4,323	NZD	7,050	10/04/2024	(156)
MEL	USD	8,811	SEK	89,033	10/07/2024	41
					Net Depreciation	$(35,838)
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
Summary of Investments by Country as of September 30, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$194,379,870	20.78%
United Kingdom	122,492,767	13.09
Switzerland	108,712,724	11.62
Germany	88,013,013	9.41
France	84,716,469	9.05
Australia	67,731,149	7.24
Netherlands	42,493,729	4.54
Denmark	30,170,517	3.22
Spain	27,687,662	2.96
Sweden	26,856,137	2.87
Italy	23,114,078	2.47
Israel	21,033,037	2.25
Hong Kong	17,131,807	1.83
Finland	12,571,696	1.34
Singapore	10,955,249	1.17
Ireland	9,526,568	1.02
Norway	7,639,445	0.82
Belgium	7,035,640	0.75
Canada	6,976,980	0.75
United States	5,977,313	0.64
Austria	5,677,619	0.61
Indonesia	3,756,924	0.40
Uruguay	3,077,940	0.33
Portugal	2,907,770	0.31
New Zealand	1,281,485	0.14
South Africa	1,245,596	0.13
Jordan	1,101,034	0.12
Luxembourg	724,472	0.08
Chile	279,518	0.03
Macau	180,310	0.02
Poland	101,141	0.01
United Arab Emirates	20	0.00
Total	$935,549,679	100.00%
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.31%
1,497	Air Products & Chemicals Inc	$ 445,717
609	Albemarle Corp	57,678
7,640	Ashland Inc	664,451
12,464	Cabot Corp	1,393,101
815	Celanese Corp	110,807
1,060	CF Industries Holdings Inc	90,948
4,855	Dow Inc	265,229
17,512	DuPont de Nemours Inc	1,560,494
8,771	Eastman Chemical Co	981,913
1,591	Ecolab Inc	406,230
84,860	Ecovyst Inc(a)	581,291
673	FMC Corp	44,378
54,886	Freeport-McMoRan Inc	2,739,909
6,300	Hawkins Inc	803,061
1,655	International Flavors & Fragrances Inc	173,659
2,147	International Paper Co	104,881
3,140	Linde PLC	1,497,340
1,580	LyondellBasell Industries NV Class A	151,522
1,611	Mosaic Co	43,143
7,644	Newmont Corp	408,572
1,651	Nucor Corp	248,211
9,191	PPG Industries Inc	1,217,440
1,541	Sherwin-Williams Co	588,154
877	Steel Dynamics Inc	110,572
		14,688,701
Communications — 10.79%
3,154	Airbnb Inc Class A(a)	399,959
38,114	Alphabet Inc Class A	6,321,207
47,898	Alphabet Inc Class C	8,008,067
82,180	Amazon.com Inc(a)	15,312,599
3,380	Arista Networks Inc(a)	1,297,312
46,724	AT&T Inc	1,027,928
298	Booking Holdings Inc	1,255,212
1,017	Cable One Inc(b)	355,736
878	CDW Corp	198,691
3,761	Charter Communications Inc Class A(a)	1,218,865
26,261	Cisco Systems Inc	1,397,610
44,701	Comcast Corp Class A	1,867,161
5,194	Corning Inc	234,509
3,946	DoorDash Inc Class A(a)	563,213
3,342	eBay Inc	217,598
728	Expedia Group Inc(a)	107,759
446	F5 Inc(a)	98,209
219	FactSet Research Systems Inc	100,707
1,639	Fox Corp Class A	69,379
1,027	Fox Corp Class B	39,848
3,076	Gen Digital Inc	84,375
883	GoDaddy Inc Class A(a)	138,437
2,040	Interpublic Group of Cos Inc	64,525
2,430	Juniper Networks Inc	94,721
2,069	Match Group Inc(a)	78,291
296	MercadoLibre Inc(a)	607,380
20,854	Meta Platforms Inc Class A	11,937,664
Shares		Fair Value
Communications — (continued)
1,068	Motorola Solutions Inc	$ 480,205
5,486	Netflix Inc(a)	3,891,055
2,912	News Corp Class A	77,547
809	News Corp Class B	22,612
1,198	Omnicom Group Inc	123,861
3,031	Palo Alto Networks Inc(a)	1,035,996
3,832	Paramount Global Class B	40,696
2,139	Shopify Inc Class A(a)	171,419
1,727	Spotify Technology SA(a)	636,451
12,932	T-Mobile US Inc	2,668,648
2,253	Trade Desk Inc Class A(a)	247,041
21,933	Uber Technologies Inc(a)	1,648,484
32,613	United States Cellular Corp(a)	1,782,300
502	VeriSign Inc(a)	95,360
27,445	Verizon Communications Inc	1,232,555
11,886	Walt Disney Co	1,143,314
13,210	Warner Bros Discovery Inc(a)	108,982
		68,503,488
Consumer, Cyclical — 9.73%
13,815	Academy Sports & Outdoors Inc	806,243
13,522	Allison Transmission Holdings Inc	1,299,059
1,602	Aptiv PLC(a)	115,360
22,882	Atlanta Braves Holdings Inc Class C(a)	910,704
260	AutoZone Inc(a)	819,010
14,496	Beacon Roofing Supply Inc(a)	1,252,889
1,443	Best Buy Co Inc	149,062
9,085	BJ's Wholesale Club Holdings Inc(a)	749,331
5,476	Boot Barn Holdings Inc(a)	916,025
1,941	BorgWarner Inc	70,439
11,668	Brunswick Corp	978,012
1,684	Caesars Entertainment Inc(a)	70,290
869	CarMax Inc(a)	67,243
6,103	Carnival Corp(a)	112,784
13,380	Champion Homes Inc(a)	1,269,093
11,828	Chipotle Mexican Grill Inc(a)	681,529
9,956	Churchill Downs Inc	1,346,151
5,543	Copart Inc(a)	290,453
2,893	Costco Wholesale Corp	2,564,702
10,112	Crocs Inc(a)	1,464,319
849	Cummins Inc	274,898
717	Darden Restaurants Inc	117,681
990	Deckers Outdoor Corp(a)	157,856
4,321	Delta Air Lines Inc	219,464
1,430	Dollar General Corp	120,935
1,338	Dollar Tree Inc(a)	94,088
216	Domino's Pizza Inc	92,910
7,666	DR Horton Inc	1,462,443
3,937	Fastenal Co	281,181
24,400	Ford Motor Co	257,664
114,739	Garrett Motion Inc(a)	938,565
56,406	General Motors Co	2,529,245
849	Genuine Parts Co	118,588
929	Hasbro Inc	67,185

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
8,228	Hilton Worldwide Holdings Inc	$ 1,896,554
6,471	Home Depot Inc	2,622,049
15,341	KB Home	1,314,570
2,030	Las Vegas Sands Corp	102,190
1,546	Lennar Corp Class A	289,844
1,106	Live Nation Entertainment Inc(a)	121,096
1,432	LKQ Corp	57,165
3,720	Lowe's Cos Inc	1,007,562
760	Lululemon Athletica Inc(a)	206,226
1,572	Marriott International Inc Class A	390,799
6,616	McDonald's Corp	2,014,638
1,961	MGM Resorts International(a)	76,656
73,360	MRC Global Inc(a)	934,606
7,759	NIKE Inc Class B	685,896
3,035	Norwegian Cruise Line Holdings Ltd(a)	62,248
19	NVR Inc(a)	186,424
1,434	O'Reilly Automotive Inc(a)	1,651,394
3,399	PACCAR Inc	335,413
286	Pool Corp	107,765
25,201	PulteGroup Inc	3,617,100
239	Ralph Lauren Corp	46,335
2,156	Ross Stores Inc	324,500
1,592	Royal Caribbean Cruises Ltd	282,357
10,913	Six Flags Entertainment Corp	439,903
67,099	Southwest Airlines Co	1,988,143
11,178	Starbucks Corp	1,089,743
1,803	Tapestry Inc	84,705
11,719	Target Corp	1,826,523
21,663	Tesla Inc(a)	5,667,691
7,388	TJX Cos Inc	868,386
695	Tractor Supply Co	202,196
290	Ulta Beauty Inc(a)	112,845
1,912	United Airlines Holdings Inc(a)	109,099
13,215	VSE Corp(b)	1,093,277
5,111	Walgreens Boots Alliance Inc	45,795
76,826	Walmart Inc	6,203,700
693	WW Grainger Inc	719,895
706	Wynn Resorts Ltd	67,691
1,939	Yum! Brands Inc	270,898
		61,789,278
Consumer, Non-Cyclical — 19.24%
14,277	Abbott Laboratories	1,627,721
29,605	AbbVie Inc	5,846,395
1,818	Agilent Technologies Inc	269,937
132,343	Alight Inc Class A(a)	979,338
395	Align Technology Inc(a)	100,456
28,397	Alkermes PLC(a)	794,832
10,872	Altria Group Inc	554,907
3,496	Amgen Inc	1,126,446
11,855	Andersons Inc	594,410
14,593	ANI Pharmaceuticals Inc(a)	870,618
3,299	Archer-Daniels-Midland Co	197,082
23,977	AstraZeneca PLC Sponsored ADR	1,868,048
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,707	Automatic Data Processing Inc	$ 749,108
490	Avery Dennison Corp	108,172
3,099	Baxter International Inc	117,669
1,845	Becton Dickinson & Co	444,830
15,645	BellRing Brands Inc(a)	949,964
973	Biogen Inc(a)	188,606
842	Bio-Techne Corp	67,301
980	Block Inc(a)	65,787
31,612	Boston Scientific Corp(a)	2,649,086
13,481	Bristol-Myers Squibb Co	697,507
1,319	Brown-Forman Corp Class B(b)	64,895
784	Bunge Global SA	75,766
1,444	Campbell Soup Co	70,640
1,583	Cardinal Health Inc	174,953
965	Catalent Inc(a)	58,450
4,820	Celsius Holdings Inc(a)	151,155
1,145	Cencora Inc	257,717
3,332	Centene Corp(a)	250,833
343	Charles River Laboratories International Inc(a)	67,561
1,583	Church & Dwight Co Inc	165,772
7,270	Cigna Group	2,518,619
2,306	Cintas Corp	474,759
754	Clorox Co	122,834
82,726	Coca-Cola Co	5,944,690
5,464	Colgate-Palmolive Co	567,218
8,579	Colliers International Group Inc	1,302,378
3,505	Conagra Brands Inc	113,983
31,333	Concentra Group Holdings Parent Inc(a)	700,606
7,789	CONMED Corp	560,185
992	Constellation Brands Inc Class A	255,628
1,198	Cooper Cos Inc(a)	132,187
434	Corpay Inc(a)	135,738
37,256	Corteva Inc	2,190,280
8,111	CVS Health Corp	510,020
4,191	Danaher Corp	1,165,182
395	DaVita Inc(a)	64,752
2,688	Dexcom Inc(a)	180,204
5,827	Edwards Lifesciences Corp(a)	384,524
1,531	Elevance Health Inc	796,120
8,817	Eli Lilly & Co	7,811,333
832	Equifax Inc	244,492
1,518	Estee Lauder Cos Inc Class A	151,329
8,785	Euronet Worldwide Inc(a)	871,736
2,911	GE HealthCare Technologies Inc	273,197
3,457	General Mills Inc	255,299
8,260	Gilead Sciences Inc	692,518
1,673	Global Payments Inc	171,349
13,262	Haemonetics Corp(a)	1,066,000
1,249	HCA Healthcare Inc	507,631
995	Henry Schein Inc(a)	72,536
6,964	Herc Holdings Inc	1,110,271
972	Hershey Co	186,410
1,678	Hologic Inc(a)	136,690
2,133	Hormel Foods Corp	67,616
757	Humana Inc	239,772

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
511	IDEXX Laboratories Inc(a)	$ 258,167
1,237	Incyte Corp(a)	81,766
21,841	Inmode Ltd(a)	370,205
512	Insulet Corp(a)	119,168
4,832	Intuitive Surgical Inc(a)	2,373,817
1,156	IQVIA Holdings Inc(a)	273,937
2,895	J & J Snack Foods Corp	498,287
843	J M Smucker Co	102,087
17,130	John Wiley & Sons Inc Class A	826,523
15,698	Johnson & Johnson	2,544,018
1,965	Kellanova	158,595
31,605	Kenvue Inc	731,024
7,050	Keurig Dr Pepper Inc	264,234
2,143	Kimberly-Clark Corp	304,906
15,042	Korn Ferry	1,131,760
5,962	Kraft Heinz Co	209,326
4,568	Kroger Co	261,746
528	Labcorp Holdings Inc	117,997
726	Lamb Weston Holdings Inc	47,001
9,842	Lantheus Holdings Inc(a)	1,080,160
299	MarketAxess Holdings Inc	76,604
1,510	McCormick & Co Inc	124,273
6,250	McKesson Corp	3,090,125
8,462	Medtronic PLC	761,834
24,225	Merck & Co Inc	2,750,991
2,196	Moderna Inc(a)	146,759
413	Molina Healthcare Inc(a)	142,303
934	Molson Coors Beverage Co Class B	53,724
8,528	Mondelez International Inc Class A	628,258
6,345	Monster Beverage Corp(a)	331,019
1,018	Moody's Corp	483,133
65,424	Nomad Foods Ltd	1,246,981
40,087	Option Care Health Inc(a)	1,254,723
9,147	PayPal Holdings Inc(a)	713,740
8,963	PepsiCo Inc	1,524,158
37,015	Pfizer Inc	1,071,214
30,366	Philip Morris International Inc	3,686,432
8,080	Post Holdings Inc(a)	935,260
31,666	Procter & Gamble Co	5,484,551
31,306	Quanex Building Products Corp	868,742
2,695	Quanta Services Inc	803,514
633	Quest Diagnostics Inc	98,273
4,447	Regeneron Pharmaceuticals Inc(a)	4,674,864
947	ResMed Inc	231,182
921	Revvity Inc	117,658
1,596	Rollins Inc(b)	80,726
2,093	S&P Global Inc	1,081,286
10,033	Sanofi SA	1,155,195
22,137	Select Medical Holdings Corp	771,917
1,124	Solventum Corp(a)	78,365
5,552	Spectrum Brands Holdings Inc	528,217
588	STERIS PLC	142,614
2,242	Stryker Corp	809,945
30,290	Supernus Pharmaceuticals Inc(a)	944,442
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,059	Sysco Corp	$ 238,786
367	Teleflex Inc	90,766
11,327	Tenet Healthcare Corp(a)	1,882,547
6,674	Thermo Fisher Scientific Inc	4,128,336
1,667	Tyson Foods Inc Class A	99,287
2,137	UFP Technologies Inc(a)	676,788
2,355	United Rentals Inc(b)	1,906,914
1,811	United Therapeutics Corp(a)	648,972
10,762	UnitedHealth Group Inc	6,292,326
326	Universal Health Services Inc Class B	74,657
880	Verisk Analytics Inc	235,805
1,679	Vertex Pharmaceuticals Inc(a)	780,869
6,968	Viatris Inc	80,898
367	Waters Corp(a)	132,080
451	West Pharmaceutical Services Inc	135,372
6,038	WEX Inc(a)	1,266,350
1,289	Zimmer Biomet Holdings Inc	139,148
3,014	Zoetis Inc	588,875
		122,230,570
Energy — 4.58%
39,416	Antero Resources Corp(a)	1,129,268
2,576	APA Corp	63,009
6,835	Baker Hughes Co	247,085
20,155	California Resources Corp	1,057,533
515	Cheniere Energy Inc	92,618
11,078	Chevron Corp	1,631,457
24,766	ConocoPhillips	2,607,365
4,262	Coterra Energy Inc	102,075
28,883	Delek US Holdings Inc	541,556
4,074	Devon Energy Corp	159,375
1,241	Diamondback Energy Inc	213,948
795	Enphase Energy Inc(a)	89,851
3,707	EOG Resources Inc	455,702
3,805	EQT Corp	139,415
61,202	Exxon Mobil Corp	7,174,098
694	First Solar Inc(a)	173,111
5,860	Halliburton Co	170,233
1,679	Hess Corp	228,008
11,839	Kinder Morgan Inc	261,524
72,519	Kosmos Energy Ltd(a)	292,252
25,829	Liberty Energy Inc	493,076
4,060	Marathon Oil Corp	108,118
2,200	Marathon Petroleum Corp	358,402
95,000	Newpark Resources Inc(a)	658,350
33,349	Noble Corp PLC(b)	1,205,233
33,030	Northern Oil & Gas Inc	1,169,592
4,614	Occidental Petroleum Corp	237,806
3,792	ONEOK Inc	345,565
2,721	Phillips 66	357,675
8,932	Schlumberger NV	374,697
47,956	Shell PLC	1,555,458
1,438	Targa Resources Corp	212,838
18,730	Tidewater Inc(a)	1,344,627
11,370	Valero Energy Corp	1,535,291
22,910	Weatherford International PLC	1,945,517

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Energy — (continued)
8,234	Williams Cos Inc	$ 375,882
		29,107,610
Financial — 15.67%
3,353	Aflac Inc	374,865
13,631	Agree Realty Corp REIT(b)	1,026,823
17,550	Air Lease Corp	794,839
943	Alexandria Real Estate Equities Inc REIT	111,981
1,746	Allstate Corp	331,129
3,705	American Express Co	1,004,796
24,835	American International Group Inc	1,818,667
5,799	American Tower Corp REIT	1,348,615
623	Ameriprise Financial Inc	292,692
23,720	Ameris Bancorp	1,479,891
1,393	Aon PLC Class A	481,964
12,719	Apollo Global Management Inc	1,588,730
2,349	Arch Capital Group Ltd(a)	262,806
1,482	Arthur J Gallagher & Co	416,990
329	Assurant Inc	65,425
913	AvalonBay Communities Inc REIT	205,653
43,612	AXA SA	1,678,928
122,218	Bank of America Corp	4,849,610
4,817	Bank of New York Mellon Corp	346,150
13,358	Berkshire Hathaway Inc Class B(a)	6,148,153
901	Blackrock Finance Inc	855,509
7,958	Blackstone Inc	1,218,609
1,490	Brown & Brown Inc	154,364
1,116	BXP Inc REIT	89,793
33,587	Cadence Bank	1,069,746
726	Camden Property Trust REIT	89,683
18,266	Capital One Financial Corp	2,734,968
659	Cboe Global Markets Inc	135,009
2,052	CBRE Group Inc Class A(a)	255,433
37,575	Charles Schwab Corp	2,435,236
2,495	Chubb Ltd	719,533
968	Cincinnati Financial Corp	131,764
67,624	Citigroup Inc	4,233,262
2,781	Citizens Financial Group Inc	114,216
8,473	CME Group Inc	1,869,567
2,845	CoStar Group Inc(a)	214,627
2,806	Crown Castle Inc REIT	332,876
2,095	Digital Realty Trust Inc REIT	339,034
1,609	Discover Financial Services	225,727
20,623	Employers Holdings Inc	989,285
1,805	Enstar Group Ltd(a)	580,470
623	Equinix Inc REIT	552,993
43,664	Equity Commonwealth REIT(a)	868,914
2,233	Equity Residential REIT	166,269
158	Erie Indemnity Co Class A	85,292
430	Essex Property Trust Inc REIT	127,031
274	Everest Group Ltd	107,361
1,332	Extra Space Storage Inc REIT	240,013
9,357	Federal Agricultural Mortgage Corp Class C	1,753,595
Shares		Fair Value
Financial — (continued)
391	Federal Realty Investment Trust REIT	$ 44,953
4,381	Fifth Third Bancorp	187,682
2,164	Franklin Resources Inc	43,605
21,611	Gaming & Leisure Properties Inc REIT	1,111,886
644	Globe Life Inc	68,206
6,280	Goldman Sachs Group Inc	3,109,291
2,017	Hartford Financial Services Group Inc	237,219
5,280	Healthpeak Properties Inc REIT	120,754
54,447	Home BancShares Inc	1,474,969
60,046	Hope Bancorp Inc	754,178
3,768	Host Hotels & Resorts Inc REIT	66,317
9,324	Huntington Bancshares Inc	137,063
3,845	Intercontinental Exchange Inc	617,661
38,550	International Money Express Inc(a)	712,790
3,111	Invesco Ltd	54,629
3,565	Invitation Homes Inc REIT	125,702
1,875	Iron Mountain Inc REIT	222,806
24,359	JPMorgan Chase & Co	5,136,339
15,307	Kemper Corp	937,554
5,720	KeyCorp	95,810
5,052	Kimco Realty Corp REIT	117,307
9,972	KKR & Co Inc	1,302,144
1,022	Loews Corp	80,789
1,197	M&T Bank Corp	213,210
3,277	Marsh & McLennan Cos Inc	731,066
9,007	Mastercard Inc Class A	4,447,657
7,329	McGrath RentCorp	771,597
3,873	MetLife Inc	319,445
668	Mid-America Apartment Communities Inc REIT	106,145
8,252	Morgan Stanley	860,188
2,528	Nasdaq Inc	184,569
1,230	Northern Trust Corp	110,737
15,125	Pinnacle Financial Partners Inc	1,481,796
13,301	PNC Financial Services Group Inc	2,458,690
17,207	Popular Inc	1,725,346
24,367	Postal Realty Trust Inc Class A REIT	356,733
1,549	Principal Financial Group Inc	133,059
3,813	Progressive Corp	967,587
6,040	Prologis Inc REIT	762,731
19,471	Prosperity Bancshares Inc	1,403,275
2,251	Prudential Financial Inc	272,596
1,026	Public Storage REIT	373,331
1,113	Raymond James Financial Inc	136,298
5,723	Realty Income Corp REIT	362,953
1,103	Regency Centers Corp REIT	79,670
5,957	Regions Financial Corp	138,977
690	SBA Communications Corp REIT	166,083
1,945	Simon Property Group Inc REIT	328,744

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
30,283	Skyward Specialty Insurance Group Inc(a)	$ 1,233,427
15,466	SouthState Corp	1,502,986
29,277	STAG Industrial Inc REIT	1,144,438
8,874	State Street Corp	785,083
13,762	Stifel Financial Corp	1,292,252
2,330	Synchrony Financial	116,220
1,392	T Rowe Price Group Inc	151,631
1,482	Travelers Cos Inc	346,966
8,979	Truist Financial Corp	384,032
2,109	UDR Inc REIT	95,622
9,896	US Bancorp	452,544
2,611	Ventas Inc REIT	167,443
7,101	VICI Properties Inc REIT	236,534
10,898	Visa Inc Class A	2,996,405
27,710	Vornado Realty Trust REIT	1,091,774
1,784	W R Berkley Corp	101,206
22,231	Wells Fargo & Co	1,255,829
3,876	Welltower Inc REIT	496,244
4,407	Weyerhaeuser Co REIT	149,221
660	Willis Towers Watson PLC	194,390
16,157	Wintrust Financial Corp	1,753,519
12,382	WSFS Financial Corp	631,358
		99,550,147
Industrial — 11.15%
7,752	3M Co	1,059,698
930	A O Smith Corp	83,542
10,702	Albany International Corp Class A	950,873
681	Allegion PLC	99,249
8,243	Amcor PLC	93,393
1,593	AMETEK Inc	273,534
14,778	Amphenol Corp Class A	962,934
16,105	Arcosa Inc	1,526,110
5,795	Atkore Inc	491,068
30,501	Atmus Filtration Technologies Inc	1,144,703
465	Axon Enterprise Inc(a)	185,814
13,026	Ball Corp	884,596
19,588	Barnes Group Inc	791,551
16,332	Bel Fuse Inc Class B	1,282,225
3,853	Boeing Co(a)	585,810
751	Builders FirstSource Inc(a)	145,589
5,536	Carrier Global Corp	445,593
3,183	Caterpillar Inc	1,244,935
31,490	CECO Environmental Corp(a)	888,018
669	CH Robinson Worldwide Inc	73,838
4,047	Clean Harbors Inc(a)	978,200
17,444	Columbus McKinnon Corp	627,984
19,590	CRH PLC	1,816,777
12,417	CSX Corp	428,759
1,640	Deere & Co	684,421
887	Dover Corp	170,073
4,590	Eaton Corp PLC	1,521,310
3,858	Emerson Electric Co	421,949
838	Expeditors International of Washington Inc	110,113
Shares		Fair Value
Industrial — (continued)
9,781	FedEx Corp	$ 2,676,864
2,211	Fortive Corp	174,514
1,007	Garmin Ltd	177,262
1,764	GE Vernova Inc(a)	449,785
40,425	Genco Shipping & Trading Ltd	788,287
448	Generac Holdings Inc(a)	71,178
1,637	General Dynamics Corp	494,701
7,101	General Electric Co	1,339,107
16,915	Griffon Corp	1,184,050
12,631	Honeywell International Inc	2,610,954
2,671	Howmet Aerospace Inc	267,768
333	Hubbell Inc	142,641
201	Huntington Ingalls Industries Inc	53,140
430	IDEX Corp	92,235
1,724	Illinois Tool Works Inc	451,809
21,216	Ingersoll Rand Inc	2,082,563
17,753	International Seaways Inc	915,345
698	Jabil Inc	83,641
874	Jacobs Solutions Inc	114,407
457	JB Hunt Transport Services Inc	78,755
21,235	Johnson Controls International PLC	1,648,048
5,118	Kadant Inc	1,729,884
1,090	Keysight Technologies Inc(a)	173,234
19,306	Knife River Corp(a)	1,725,763
1,188	L3Harris Technologies Inc	282,590
10,902	Limbach Holdings Inc(a)	825,935
3,772	Littelfuse Inc	1,000,523
1,409	Lockheed Martin Corp	823,645
420	Martin Marietta Materials Inc	226,065
1,262	Masco Corp	105,932
42,238	MDU Resources Group Inc	1,157,744
21,090	Mercury Systems Inc(a)	780,330
144	Mettler-Toledo International Inc(a)	215,957
378	Mohawk Industries Inc(a)	60,737
13,136	Moog Inc Class A	2,653,735
425	Nordson Corp	111,618
1,495	Norfolk Southern Corp	371,507
4,493	Northrop Grumman Corp	2,372,619
1,223	Old Dominion Freight Line Inc	242,937
14,824	Otis Worldwide Corp	1,540,807
533	Packaging Corp of America	114,808
830	Parker-Hannifin Corp	524,411
1,123	Pentair PLC	109,818
2,588	Powell Industries Inc	574,510
38,761	Pure Cycle Corp(a)	417,456
1,281	Republic Services Inc	257,276
744	Rockwell Automation Inc	199,734
25,633	RTX Corp	3,105,694
3,387	Smurfit Westrock PLC	167,386
391	Snap-on Inc	113,277
935	Stanley Black & Decker Inc	102,972
11,892	TD SYNNEX Corp	1,427,991
289	Teledyne Technologies Inc(a)	126,484
1,128	Textron Inc	99,918
3,255	Trane Technologies PLC	1,265,316
999	TransDigm Group Inc	1,425,703

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
1,822	Trimble Inc(a)	$ 113,128
71,498	TTM Technologies Inc(a)	1,304,838
11,544	UFP Industries Inc	1,514,688
4,005	Union Pacific Corp	987,152
4,870	United Parcel Service Inc Class B	663,976
1,587	Veralto Corp	177,522
3,453	Vertiv Holdings Co Class A	343,539
67,018	Vontier Corp	2,261,187
898	Vulcan Materials Co	224,886
2,372	Waste Management Inc	492,427
1,160	Westinghouse Air Brake Technologies Corp	210,853
1,599	Xylem Inc	215,913
		70,814,138
Technology — 21.38%
4,085	Accenture PLC Class A	1,443,966
3,015	Adobe Inc(a)	1,561,107
11,123	Advanced Micro Devices Inc(a)	1,825,062
869	Akamai Technologies Inc(a)	87,726
874	Amentum Holdings Inc(a)	28,186
3,198	Analog Devices Inc	736,084
558	ANSYS Inc(a)	177,796
113,325	Apple Inc	26,404,725
5,416	Applied Materials Inc	1,094,303
99	ASML Holding NV	82,492
1,400	Autodesk Inc(a)	385,672
38,980	Broadcom Inc	6,724,050
715	Broadridge Financial Solutions Inc	153,746
1,764	Cadence Design Systems Inc(a)	478,097
3,452	Cognizant Technology Solutions Corp Class A	266,425
15,086	Concentrix Corp	773,157
15,987	Crane NXT Co	896,871
1,538	Crowdstrike Holdings Inc Class A(a)	431,363
1,264	Dayforce Inc(a)	77,420
1,822	Dell Technologies Inc Class C	215,980
1,672	Electronic Arts Inc	239,832
434	EPAM Systems Inc(a)(b)	86,379
370	Fair Isaac Corp(a)(b)	719,102
3,631	Fidelity National Information Services Inc	304,096
3,705	Fiserv Inc(a)	665,603
13,828	Five9 Inc(a)	397,278
4,019	Fortinet Inc(a)	311,673
476	Gartner Inc(a)	241,218
9,423	HashiCorp Inc Class A(a)	319,063
7,892	Hewlett Packard Enterprise Co	161,470
6,490	HP Inc	232,796
518	HubSpot Inc(a)	275,369
28,261	Intel Corp	663,003
8,016	International Business Machines Corp	1,772,177
2,707	Intuit Inc	1,681,047
505	Jack Henry & Associates Inc	89,153
Shares		Fair Value
Technology — (continued)
868	KLA Corp	$ 672,188
1,468	Lam Research Corp	1,198,005
831	Leidos Holdings Inc	135,453
3,387	Microchip Technology Inc	271,942
7,153	Micron Technology Inc	741,838
70,880	Microsoft Corp	30,499,664
9,225	MKS Instruments Inc	1,002,850
309	MongoDB Inc(a)	83,538
304	Monolithic Power Systems Inc	281,048
501	MSCI Inc	292,048
1,363	NetApp Inc	168,344
208,492	NVIDIA Corp	25,319,269
7,871	NXP Semiconductors NV	1,889,119
2,910	ON Semiconductor Corp(a)	211,295
36,218	Oracle Corp	6,171,547
44,738	PagerDuty Inc(a)	829,890
13,573	Palantir Technologies Inc Class A(a)	504,916
1,996	Paychex Inc	267,843
402	Paycom Software Inc	66,961
746	PTC Inc(a)	134,772
612	Qorvo Inc(a)	63,220
19,908	QUALCOMM Inc	3,385,355
716	Roper Technologies Inc	398,411
6,635	Salesforce Inc	1,816,066
1,470	Seagate Technology Holdings PLC	161,009
2,445	ServiceNow Inc(a)	2,186,784
1,096	Skyworks Solutions Inc	108,252
350	Super Micro Computer Inc(a)	145,740
1,731	Synopsys Inc(a)	876,561
3,369	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	585,094
1,015	Take-Two Interactive Software Inc(a)	156,016
1,939	TE Connectivity PLC	292,770
974	Teradyne Inc	130,448
5,983	Texas Instruments Inc	1,235,908
304	Tyler Technologies Inc(a)	177,451
19,493	V2X Inc(a)	1,088,879
2,022	Western Digital Corp(a)	138,082
303	Zebra Technologies Corp Class A(a)	112,207
		135,804,270
Utilities — 2.67%
5,305	AES Corp	106,418
12,066	ALLETE Inc	774,516
1,518	Alliant Energy Corp	92,127
1,681	Ameren Corp	147,020
3,448	American Electric Power Co Inc	353,765
1,232	American Water Works Co Inc	180,168
925	Atmos Energy Corp	128,307
4,859	CenterPoint Energy Inc	142,952
1,848	CMS Energy Corp	130,524
2,330	Consolidated Edison Inc	242,623

See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Utilities — (continued)
2,103	Constellation Energy Corp	$ 546,822
5,382	Dominion Energy Inc	311,026
1,346	DTE Energy Co	172,840
5,084	Duke Energy Corp	586,185
2,477	Edison International	215,722
1,388	Entergy Corp	182,675
1,794	Evergy Inc	111,246
2,244	Eversource Energy	152,704
6,923	Exelon Corp	280,728
3,293	FirstEnergy Corp	146,045
40,105	NextEra Energy Inc	3,390,076
2,857	NiSource Inc	98,995
22,971	NRG Energy Inc	2,092,658
13,548	PG&E Corp	267,844
885	Pinnacle West Capital Corp(b)	78,402
45,974	PPL Corp	1,520,820
3,172	Public Service Enterprise Group Inc	282,974
4,202	Sempra	351,413
7,013	Southern Co	632,432
9,343	Talen Energy Corp(a)	1,665,296
19,583	TXNM Energy Inc	857,148
2,138	Vistra Corp	253,438
1,999	WEC Energy Group Inc	192,264
3,889	Xcel Energy Inc	253,952
		16,942,125
TOTAL COMMON STOCK — 97.52% (Cost $476,213,761)		$619,430,327
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,832,156	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.88%(d)	$ 4,832,156
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.76% (Cost $4,832,156)		$4,832,156
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.09%
$ 592,400	U.S. Treasury Bills(e) 4.66%, 11/29/2024	587,910
TOTAL SHORT TERM INVESTMENTS — 0.09% (Cost $587,910)		$587,910
TOTAL INVESTMENTS — 98.37% (Cost $481,633,827)		$624,850,393
OTHER ASSETS & LIABILITIES, NET — 1.63%		$10,334,877
TOTAL NET ASSETS — 100.00%		$635,185,270

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2024.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of September 30, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	12	USD	3,489	Dec 2024	$73,355
				Net Appreciation	$73,355
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	354,342	EUR	318,300	12/18/2024	$(1,121)
BB	USD	623,864	GBP	473,600	12/18/2024	(9,145)
CGM	USD	13,970	GBP	10,600	12/18/2024	(198)
GS	USD	401,693	EUR	360,800	12/18/2024	(1,231)
GS	USD	32,400	GBP	24,600	12/18/2024	(480)
HSB	USD	535,677	EUR	481,200	12/18/2024	(1,705)
HSB	USD	226,685	GBP	172,100	12/18/2024	(3,342)
MS	EUR	107,800	USD	120,032	12/18/2024	354
MS	USD	385,725	EUR	346,400	12/18/2024	(1,118)
RBS	USD	314,462	EUR	282,500	12/18/2024	(1,020)
RBS	USD	1,011,321	GBP	767,900	12/18/2024	(15,047)
SSB	USD	329,077	EUR	295,400	12/18/2024	(812)
SSB	USD	49,781	GBP	37,800	12/18/2024	(742)
TD	USD	417,782	EUR	375,300	12/18/2024	(1,335)
TD	USD	815,075	GBP	618,900	12/18/2024	(12,141)
WES	USD	515,345	GBP	391,100	12/18/2024	(7,396)
					Net Depreciation	$(56,479)
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
TD	Toronto Dominion Bank
WES	Westpac Banking
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are

September 30, 2024

reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Rights	Exchange traded close price, bids and evaluated bids
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

September 30, 2024

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2024, the inputs used to value each Fund’s investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower Core Strategies: Flexible Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$142,925,718	$—	$142,925,718
Bank Loans	—	22,255,821	—	22,255,821
Corporate Bonds and Notes	—	353,098,861	—	353,098,861
Convertible Bonds	—	18,620,809	—	18,620,809
Foreign Government Bonds and Notes	—	51,425,109	—	51,425,109
Mortgage-Backed Securities	—	369,326,198	—	369,326,198
U.S. Government Agency Bonds and Notes	—	60,194,450	—	60,194,450
U.S. Treasury Bonds and Notes	—	231,943,513	—	231,943,513
Common Stock	5,860,834	—	—	5,860,834
Preferred Stock	—	220,505	—	220,505
Government Money Market Mutual Funds	11,162,008	—	—	11,162,008
Total investments, at fair value:	17,022,842	1,250,010,984	—	1,267,033,826
Other Financial Investments:
Futures Contracts(a)	426,447	—	—	426,447
Total Assets	$17,449,289	$1,250,010,984	$—	$1,267,460,273
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(1,352)	$—	$—	$(1,352)
Total Liabilities	$(1,352)	$0	$—	$(1,352)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

September 30, 2024

Empower Core Strategies: Inflation-Protected Securities Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$15,731,497	$—	$15,731,497
Corporate Bonds and Notes	—	20,373,127	—	20,373,127
Mortgage-Backed Securities	—	30,047,849	—	30,047,849
U.S. Treasury Bonds and Notes	—	320,317,033	—	320,317,033
Government Money Market Mutual Funds	121,479	—	—	121,479
Total investments, at fair value:	121,479	386,469,506	—	386,590,985
Other Financial Investments:
Futures Contracts(a)	219,411	—	—	219,411
Interest Rate Swaps(a)	—	375,870	—	375,870
Total Assets	$340,890	$386,845,375	$—	$387,186,265
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(22,313)	$—	$—	$(22,313)
Interest Rate Swaps(a)	—	(167,269)	—	(167,269)
Total Liabilities	$(22,313)	$(167,268)	$—	$(189,581)
(a)	Futures Contracts and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

September 30, 2024

Empower Core Strategies: International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$1,445,002	$45,676,020	$—	$47,121,022
Communications	12,067,669	37,065,467	—	49,133,136
Consumer, Cyclical	2,742,943	138,320,226	—	141,063,169
Consumer, Non-cyclical	11,585,104	205,240,774	20	216,825,898
Diversified	144,300	—	—	144,300
Energy	—	38,758,319	—	38,758,319
Financial	1,002,051	198,842,584	—	199,844,635
Industrial	5,519,283	131,620,665	—	137,139,948
Technology	18,982,390	55,820,582	—	74,802,972
Utilities	—	21,450,952	—	21,450,952
	53,488,742	872,795,589	20	926,284,351
Preferred Stock	—	3,288,000	—	3,288,000
Rights	15	—	—	15
Short Term Investments	—	5,977,313	—	5,977,313
Total investments, at fair value:	53,488,757	882,060,902	20	935,549,679
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	213	—	213
Futures Contracts(a)	143,170	—	—	143,170
Total Assets	$53,631,927	$882,061,115	$20	$935,693,062
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(36,050)	—	(36,050)
Total Liabilities	$0	$(36,050)	$—	$(36,050)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

September 30, 2024

Empower Core Strategies: U.S. Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$14,688,701	$—	$—	$14,688,701
Communications	68,503,488	—	—	68,503,488
Consumer, Cyclical	61,789,278	—	—	61,789,278
Consumer, Non-cyclical	121,075,375	1,155,195	—	122,230,570
Energy	27,552,152	1,555,458	—	29,107,610
Financial	97,871,219	1,678,928	—	99,550,147
Industrial	70,814,138	—	—	70,814,138
Technology	135,804,270	—	—	135,804,270
Utilities	16,942,125	—	—	16,942,125
	615,040,746	4,389,581	—	619,430,327
Government Money Market Mutual Funds	4,832,156	—	—	4,832,156
Short Term Investments	—	587,910	—	587,910
Total investments, at fair value:	619,872,902	4,977,491	—	624,850,393
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	353	—	353
Futures Contracts(a)	73,355	—	—	73,355
Total Assets	$619,946,257	$4,977,845	$—	$624,924,102
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(56,833)	—	(56,833)
Total Liabilities	$0	$(56,833)	$—	$(56,833)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount.

September 30, 2024

Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts ("forward contracts") primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate ("SOFR"), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the OTC market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). There were no inflation swaps held as of September 30, 2024.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Strategies: Flexible Bond Fund
Futures Contracts:
Average long contracts	3,191
Average short contracts	1,802
Average notional long	$410,269,361
Average notional short	$203,673,016
Empower Core Strategies: Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	662
Average short contracts	243
Average notional long	$74,937,263
Average notional short	$31,154,231
Centrally Cleared Interest Rate Swaps:
Average notional amount	$152,739,170

September 30, 2024

Empower Core Strategies: Inflation-Protected Securities Fund
Centrally Cleared Inflation Swaps:
Average notional amount	$1,842,000
Empower Core Strategies: International Equity Fund
Futures Contracts:
Average long contracts	85
Average notional long	$9,905,998
Forward Currency Exchange Contracts:
Average notional amount	$1,353,135
Empower Core Strategies: U.S. Equity Fund
Futures Contracts:
Average long contracts	23
Average notional long	$6,035,579
Forward Currency Exchange Contracts:
Average notional amount	$7,872,359

September 30, 2024